Exception Grades
Run Date - 4/25/2024 5:44:03 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	48997912	26148141			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $300.00 exceeds tolerance of $250.00 plus 10% or $275.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $50.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-06-27): Sufficient Cure Provided At Closing		06/27/2022		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49459470	26309868			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		No policy amount mentioned on prelim policy				Reviewer Comment (2022-07-26): Client elects to waive.			07/26/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49459470	26310503			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $825.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $825.00 on LE but disclosed as $850.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2022-07-20): Sufficient Cure Provided At Closing		07/20/2022		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49548823	26986979			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-11-03): Loan designation restated to HPQM (APOR). Seller Comment (2022-11-02): Hey. this is one the client looks into / clears correct?	11/03/2022			1	B	A	C	A	B	A	C	A	B	A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49548823	27151194			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation restated to HPQM (APOR).				Reviewer Comment (2022-11-03): Client elects to waive.			11/03/2022	2		A		B		B		B		A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49427073	27182132			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $750.00 on LE but disclosed as $850.00 on Final Closing Disclosure. Cure provided at closing.				Reviewer Comment (2022-11-07): Sufficient Cure Provided At Closing		11/07/2022		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49427073	27182446			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,158.00 on Final Closing Disclosure provided on XX/XX/XX not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,158.00 on page 4; however the HOA dues total $624.00 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $1,012.14 monthly, correct amount is $967.64 Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2022-11-17): XXXXX Received PCCD and LOE. Seller Comment (2022-11-15): PCCD		11/17/2022		2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49372757	28590577			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.
Reviewer Comment (2023-06-15): Received evidence appraisal was sent to the borrower. Exception cleared.

Seller Comment (2023-06-15): eSign confirmation of appraisal receipt.

Reviewer Comment (2023-06-14): Client to review.

Seller Comment (2023-06-14): Borrower indicated that they were not waiving right to receive.  With the acknowledgement of receipt, please clear.

Reviewer Comment (2023-06-14): The disclosure provided has an either/or statement and there is no checkmark or signature explicitly showing which statement they are acknowledging. Unable to determine if borrower received a copy of the appraisal or if they waived their right. Please provide evidence showing that the borrower received the appraisal within the required time period, or a disclosure signed by the borrower that explicitly states that they received the appraisal within 3 days prior to closing. Exception remains.

Seller Comment (2023-06-14): Borrower acknowledges receipt of valuation.

																			06/15/2023			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49270970	29724131			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of the borrower receipt of the appraisal was missing from the file.							12/29/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49270970	29724132			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of the borrower receipt of the appraisal was missing from the file.							12/29/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49270970	29741728			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-03): Sufficient Cure Provided At Closing		01/03/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49228179	29729741			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/02/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	B	B	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49228179	29729823			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-	Appraisal Transfer Letter not provided in the file.							01/02/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	B	B	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49228179	29745987			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Original valuation dated XX/XX/XX was completed while the property was under construction. There is no 442 in file, but a completed primary valuation from a different appraiser verifying the completed construction.	Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	. Representative FICO: 770	Aggregator,SitusAMC Aggregator,SitusAMC
Reviewer Comment (2024-04-09): Updating to cleared. Property exceptions cannot be regraded. Full appraisal completed after primary showing completion. Exception cleared.

Reviewer Comment (2024-04-09): .

Reviewer Comment (2024-04-09): Client elects to waive.

Reviewer Comment (2024-02-06): Client elects to waive with comp factors: Ok to waive, other appraisal indicates completion.  770 FICO, 82k in reserves & home owner since XXXX

Reviewer Comment (2024-01-08): Client to review. XXXXX was completed subject to completion and second appraisal was completed as-is.

Seller Comment (2024-01-08): XX/XX/XX AMB: Please note that the completed primary valuation dated as of XX/XX/XX was completed for a different Lender/Client, and the appraisal dated XX/XX/XX was completed for XXXXX.

																			04/09/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	B	B	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49228179	29746186			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing evidence of payoff for the property. Payoff statement or request is required to verify the mortgaged property was released as it still appears on the credit report in file.				Reviewer Comment (2024-01-08): Received payoff statement for the property located at XXXXX. Exception Cleared. Seller Comment (2024-01-08): XX/XX/XX AMB: Please see the attached payoff confirmation from XXXXX regarding the mortgage tied to XXXXX.	01/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	B	B	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49577460	29914759			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.				Reviewer Comment (2024-02-09): Received disclosure, Exception cleared. Seller Comment (2024-02-07): REV INITIAL ESC STATEMENT	02/09/2024			1	B	A	B	A	B	A	B	A	B	A		IL	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49041980	29660042			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-02-26): Received subject property CDA. Exception Cleared. Seller Comment (2024-02-23): XX/XX/XX AMB: Please see the attached CDA from XXXXX. Reviewer Comment (2023-12-20): Have not received missing documents, Please provide secondary valuation for securitization purposes. Exception Remains. Seller Comment (2023-12-20): XX/XX/XX kg: Please disregard previous comment Seller Comment (2023-12-20): XX/XX/XX kg: Secondary valuations are no longer required by XXXXX	02/26/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49041980	29660059			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2023-12-28): Itemization provided. Exception cleared.	12/28/2023			1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49041980	29660077			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.20803% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $87,885.60 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $62,655.64 (an overage of $25,229.96 or 1.20803%).	Points and Fees exceed allowable threshold by $25,229.96 or 1.20803%.				Reviewer Comment (2023-12-28): Itemization provided. Exception cleared. Seller Comment (2023-12-18): Discount points are being covered by seller credit and are not included in the QM testing. Please see attached itemization of seller paid fees for reference.	12/28/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49041980	29662164			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2023-12-28): Itemization provided. Exception cleared. Seller Comment (2023-12-18): discount points are being covered by seller credit and are not included in the QM testing. Please see attached itemization of seller paid fees for reference.	12/28/2023			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49474531	29802978			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49474531	29803064			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	File is missing E-sign Consent Agreement .				Reviewer Comment (2024-02-12): Received and associated E-Sign Consent Agreement with consent date XX/XX/XX. Details updated. Exception cleared. Seller Comment (2024-02-09): LOE on econsent E consent doc Reviewer Comment (2024-02-02): Provided E-sign Consent was reviewed and there is no consent date in document. provide E-sign Consent Agreement with date. Exception Remains. Seller Comment (2024-02-01): e consent disclosure	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49474531	29803070			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-02-02): Received subject property desk review. Exception Cleared. Seller Comment (2024-02-01): appraisal desk review	02/02/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49474531	29803081			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		File is missing divorce decree/child support document to verify exact child support amount paid by borrower.				Reviewer Comment (2024-02-12): Received and associated Child Support document verifying the amount of $300.00 paid by borrower as Child Support. Details updated. Exception cleared. Seller Comment (2024-02-09): Child support	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49474531	29803374			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $178.00 exceeds tolerance of $160.00 plus 10% or $176.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-01-17): Sufficient Cure Provided At Closing		01/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49179071	29781301			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49179071	29781305			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-18,281.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-20,776.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-18,281.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-20,776.00.
Reviewer Comment (2024-01-17): XXXXX received VCC.

Seller Comment (2024-01-12): on XX/XX/XX the residency type is changed from primary to secondary, which changes the pricing brackets of the loan level price adjusters making final price $-17,713.50 in lender credit. See attached lock, cofc, and redisclosure. Then on XX/XX/XX the loan amount is increased to $XXXXX X final rate = final price of $-18,281.00 in lender credit. See attached lock , cofc, and redisclosure.

Seller Comment (2024-01-12): on XX/XX/XX the residency type is changed from primary to secondary, which changes the pricing brackets of the loan level price adjusters making final price $-17,713.50 in lender credit. See attached lock, cofc, and redisclosure. Then on XX/XX/XX the loan amount is increased to $XXXXX  X final rate = final price of $-18,281.00 in lender credit. See attached lock , cofc, and redisclosure.

																			01/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49179071	29781366			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.							01/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49179071	29784943			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Please provide supporting documentation for other payment
Reviewer Comment (2024-02-22): Received updated 1003 and 1008 without that other payment. Exception Cleared.

Seller Comment (2024-02-21): XX/XX/XX kg: Please see attached updated UW transmittal reflecting the correct monthly amount for the HOI

Reviewer Comment (2024-02-13): Provided documents are already there in file. Per Final 1003, for REO property ''XXXXX" there is monthly insurance, taxes, association dues total in the amount of $3453.55. Out of this, we've HOI $XXXXX/mo, Taxes $XXXXX/mo. We are still remaining $1783.83. Require supporting document to verify the remaining amount. As per comments on XX/XX/XX, if the property is sold out and no longer owned by our borrowers, then we require Closing Statement to verify the same. Exception remains.

Seller Comment (2024-02-12): XX/XX/XX kg: Please see the attached from the insurance company as the REO is a part of a master policy that breaks out the REOS premium additionally please see attached tax bill. The REO is also free and clear per the attached property profile.

Reviewer Comment (2024-01-16): Provided Closing Statement is already there in file and is not for above REO property. It is for the other REO property. If the above property is sold, then please provide closing statement or supporting document that reflects the property "XXXXX". Exception remains.

Seller Comment (2024-01-15): The REO located at XXXXX was sold on XX/XX/XX and is no longer owned by the borrowers. Please see attached final settlement statement

																			02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49546618	29798664			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/16/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49546618	29798665			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.				Reviewer Comment (2024-01-23): XXXXX received LOA to remove document(s) XXXXX from testing as not provided to the borrower. Seller Comment (2024-01-19): see attached	01/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49546618	29798679			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Flood coverage is insufficient by $50,000 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2024-02-15): Received updated flood insurance with coverage of $250,000. Exception Cleared.

Seller Comment (2024-02-15): XX/XX/XX AMB: Please see the attached documentation showing that the borrower's flood insurance policy was increased to reflect a dwelling coverage of $250,000.

Reviewer Comment (2024-01-22): The provided documents are related to HOI. The exception is related to flood insurance. Flood coverage is insufficient by $50,000 Provide updated policy reflecting minimum coverage of $250,000 OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Exception Remains.

Seller Comment (2024-01-19): XX/XX/XX AMB: Please see the attached insurance policy and the accompanying letter regarding the replacement cost.

																			02/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49286243	29822149			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Provided Closing Disclosure is Incomplete.				Reviewer Comment (2024-02-05): Received LOA to remove document(s) 88 and 191, from testing as not provided to the borrower. Reviewer Comment (2024-01-28): XXXXX Received CD dated XX/XX/XX. If the CDs were not provided to the borrower, please provide Letter of Attestation indicating the document ID's 88 and 191 were never provided to the borrower and XXXXX will review for re-testing.	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49286243	29822151			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Provided Closing Disclosure is Incomplete.				Reviewer Comment (2024-02-05): Received LOA to remove document(s) 88 and 191, from testing as not provided to the borrower.	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49286243	29822167			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	The file was missing a copy of the Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued.
Reviewer Comment (2024-02-05): Received LOA to remove document(s) 88 and 191, from testing as not provided to the borrower.

Reviewer Comment (2024-01-29): XXXXX Received LOA does not specify the DOC ID. File Contains  2 CD's without issued date and has closing date of XX/XX/XX. Kindly provide updated LOA with DOC ID of the CD's which are not provided to borrower.

Reviewer Comment (2024-01-28): XXXXX Received CD dated XX/XX/XX. If the CDs were not provided to the borrower, please provide Letter of Attestation indicating the document ID's 88 and 191 were never provided to the borrower and XXXXX will review for re-testing.

																			02/05/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49286243	29822168			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	The file was missing a copy of the Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued.
Reviewer Comment (2024-02-05): Received LOA to remove document(s) 88 and 191, from testing as not provided to the borrower.

Reviewer Comment (2024-02-02): XXXXX did not receive specific information identifying "which" CD's were never issued & disclosed to borrower. XXXXX cannot assume which CD's that were included in loan package were not issued without complete identification. Lender attestation can include the Doc ID for further identification information. XXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question. XXXXX can then retest if no information in file reflects a disclosure was provided to borrower.

																			02/05/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49161049	29857931			Credit	Credit	Credit Report	Guideline	Borrower has less than 2 FICO scores	-	Credit report provided only one Credit score for co-Borrower(XXXXX), As per guidelines minimum of 2 FICO's required.
Reviewer Comment (2024-02-05): Used FICO score is from primary wage earner and is the median score of the three reported agencies. Guides are silent on the number of FICOs required and defer to selling guide. FHLMC states where one FICO is available that is the score used.  Exception cleared.

Reviewer Comment (2024-02-02): Client to review.

Seller Comment (2024-01-31): We are unable to find anything in XXXXX's guide that indicates 2 Fico scores are required. It actually says were the guide is silent refer to FHLMC. I have attached the FHLMC guidance that indicates 1 Fico score is acceptable. Please advise.

																			02/05/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49342689	29837979			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.
Reviewer Comment (2024-01-29): Received VVOE within 10 business days of note. Exception Cleared.

Seller Comment (2024-01-26): (XXXXX)  Attached from the file is the Verification of Employment obtained within 10 business days of the Note date. Per the guideline requirements, since third party vendor databases (e.g., the XXXXX) are typically updated monthly, the verification must evidence that the information in the vendor's database was not more than 35 days old as of the note date. The report must be obtained within 10 business days from the note date.

The attached report was obtained on XX/XX/XX, within 10 business days of the note date as required, and the information was not more than 35 days old as of the Note date.

																			01/29/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49342689	29837980			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.
Reviewer Comment (2024-01-29): Received VVOE within 10 business days of note. Exception Cleared.

Seller Comment (2024-01-26): (XXXXX) XX/XX/XX: Attached from the file is the Verification of Employment obtained within 10 business days of the Note date. Per the guideline requirements, since third party vendor databases (e.g., the XXXXX) are typically updated monthly, the verification must evidence that the information in the vendor's database was not more than 35 days old as of the note date. The report must be obtained within 10 business days from the note date.

The attached report was obtained on XX/XX/XX, within 10 business days of the note date as required, and the information was not more than 35 days old as of the Note date.

																			01/29/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49441527	29807608			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy not provided in the file.				Reviewer Comment (2024-02-13): Received subject property Hazard Insurance. Exception Cleared. Seller Comment (2024-02-12): Please see evidence of hazard insurance.	02/13/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49441527	29807649			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/18/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49441527	29807650			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/18/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49441527	29807657			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		Seller to order copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-02-21): Received subject property desk review. Exception Cleared. Seller Comment (2024-02-20): Please see the appraisal desk review.	02/21/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49441527	29807688			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing document to verify additional other expense of $318 for REO property 'XXXXX'.				Reviewer Comment (2024-02-13): Received HOA verification for the property. Exception Cleared. Seller Comment (2024-02-12): Please see REO docs.	02/13/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49602646	29951873			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49602646	29951914			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49602646	29954027			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $610.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-08): Sufficient Cure Provided At Closing		02/08/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49253435	29747223			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/04/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49253435	29747224			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.				Reviewer Comment (2024-01-11): XXXXX received Seller CD. Seller Comment (2024-01-10): (XXXXX) Please review Seller CD Attached.	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49253435	29747226			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $970.00 exceeds tolerance of $800.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $800.00 on LE but disclosed as $970.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $170.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-02-06): XXXXX received email conv for appraisal fee increase in lieu of VCC.

Seller Comment (2024-02-02): (XXXXX) Please see attached Appraisal Explanation.

Reviewer Comment (2024-01-25): XXXXX received Loan event history. However, the document provided does not reflect the actual information as to why the appraisal ordered through a different lender and it transfer it to XXXXX and only reflects the history of a disclosure sent to borrower.  No entry states "Appraisal Transferred". If there was an additional reason the fees increased we will need the additional information with supporting document for review otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Seller Comment (2024-01-24): (XXXXX) Loan Event History has been provided. Please review document attached.

Reviewer Comment (2024-01-18): XXXXX received rebuttal comment with COC dated XX/XX/XX indicates that the appraisal ordered through a different lender and it transfer it to XXXXX. However, there seems to be no supporting documentation in the loan file for the appraisal transfer to XXXXX. Please provide documentation of timeline for review or Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Seller Comment (2024-01-17): (XXXXX) The sales team works with their borrowers, and if there was a previous appraisal ordered through a different lender, they can choose to transfer it to XXXXX (ie Ported Appraisal) . After reviewing the report, if it meets our standards, the documents are uploaded to the loan, and a COC is processed which has previously been provided.

Reviewer Comment (2024-01-17): XXXXX received rebuttal, but this explanation doesn't provide sufficient information.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-01-12): (XXXXX) When there is a COC for an appraisal increase the review is conducted by the appraisal review team to determine if there was a complex or a new variable introduced that they deem is acceptable for the change in the fee. The approval or decline is remitted to the COC reviewer and they documented COC approved. I contacted the management group to obtain additional explanation given for increase "according to the XXXXX and Appraisal Review/Appraisal Panel: Ported Appraisal". Appraisal Review verified the appraisal ported in to Flagstar has been an acceptable source. The XML was successfully delivered and was authenticated.  A Ported Appraisal is a valid Appraisal Fee increase.

Reviewer Comment (2024-01-10): XXXXX received COC dated XX/XX/XX stating "increase fee per appraisal review department for ported appraisal" .However, we would required additional information  as to why the fee increased on CD dated XX/XX/XX for $970. or provide cure docs. Cure documents consist of post CD,LOX, Copy of refund check and proof of mailing.

Seller Comment (2024-01-09): (XXXXX) Approved COC found in file for the Appraisal Fee increase. Please review COC History attached.

																			02/06/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49253435	29747227			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $970.00. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was last disclosed as $970.00 on LE but disclosed as $1,050.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $80.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-01-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-01-09): (XXXXX) A Lender Cure Credit was provided back to the borrower at closing for the Appraisal Fee difference amount of $80.00. Please see CD attached	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49253435	29747228			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Collateral Desktop Analysis was not disclosed on Loan Estimate. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $92.70, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-01-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-01-09): (XXXXX) A Lender Cure Credit was provided back to the borrower at closing for the Collateral Desktop Analysis fee amount of $92.70. Please see CD attached.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49253435	29766904			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-	The secondary appraisal was not in the name of the lender. HPML/Safe Harbor requires correct lender to be identified. Provide a revised appraisal correcting the client.							01/05/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49253435	29940149			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $970.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-06): Sufficient Cure Provided At Closing		02/06/2024		1		A		A		A		A		A		WA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49253435	29940150			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-06): Sufficient Cure Provided At Closing		02/06/2024		1		A		A		A		A		A		WA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49346253	29878403			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/31/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49234504	29874310			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49088818	29980019			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/13/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49088818	29980020			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure dated XX/XX/XX did not disclose issue date.				Reviewer Comment (2024-02-19): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49088818	29980021			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)					Reviewer Comment (2024-02-19): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49088818	29980022			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)					Reviewer Comment (2024-02-19): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49088818	29980322			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate Lock is missing in File.							02/13/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49088818	29980335			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Closing disclosure issue date was not provided for the CD with closing date of XX/XX/XX.				Reviewer Comment (2024-02-19): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49189956	29807746			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $68.00 exceeds tolerance of $65.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $68.00 exceeds tolerance of $65.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-18): Sufficient Cure Provided At Closing		01/18/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49189956	29807762			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2024-02-12): XXXXX received LOA removing XX/XX/XX LE from testing.

Seller Comment (2024-02-08): Please see attached attestation

Seller Comment (2024-02-08): attestation

Reviewer Comment (2024-02-07): XXXXX received generic rebuttal that LE was generated in error and copy of a disclosure summary reflecting a LE printed on XX/XX/XX.  However, this information does not address this exception. Unable to omit any LE as the rebuttal is not specific and the disclosure information does not prove that the LE was not disclosed to borrower. If a disclosure was not issued to borrower, XXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXXX can then retest if no information in file reflects a disclosure was provided to borrower.  We would also want explanation on what the disclosure summary tracking info is related to that shows an LE generated on XX/XX/XX.

Seller Comment (2024-02-03): The LE was generated in error, this was not sent to the borrower.

Reviewer Comment (2024-01-31): XXXXX received XX/XX/XX LE delivery.  However, the XX/XX/XX LE issued prior to the XX/XX/XX & XX/XX/XX CD's which does not meet regulations on timing.

Seller Comment (2024-01-28): disclosure history

Seller Comment (2024-01-28): The LE generated was in error and was not sent to the borrower. Please see the attached disclosure history.

																			02/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49189956	29807763			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2024-02-12): XXXXX received LOA removing XX/XX/XX LE from testing.

Seller Comment (2024-02-08): attestation

Seller Comment (2024-02-08): Please see attached attestation

Reviewer Comment (2024-02-07): XXXXX received generic rebuttal that LE was generated in error and copy of a disclosure summary reflecting a LE printed on XX/XX/XX.  However, this information does not address this exception. Unable to omit any LE as the rebuttal is not specific and the disclosure information does not prove that the LE was not disclosed to borrower. If a disclosure was not issued to borrower, XXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXXX can then retest if no information in file reflects a disclosure was provided to borrower.  We would also want explanation on what the disclosure summary tracking info is related to that shows an LE generated on XX/XX/XX.

Seller Comment (2024-02-03): This LE was generated in error, this was not sent to the borrower.

Reviewer Comment (2024-01-31): XXXXX received XX/XX/XX LE delivery.  However, the XX/XX/XX LE would be issued after the XX/XX/XX closing.

Seller Comment (2024-01-28): disclosure history

Seller Comment (2024-01-28): The LE generated was in error and was not sent to the borrower. Please see the attached disclosure history.

																			02/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49189956	29808009			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/18/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49075753	29841875			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.
Reviewer Comment (2024-02-12): Received and associated secondary valuation. Details updated. Exception cleared.

Seller Comment (2024-02-09): 2nd appraisal

Seller Comment (2024-02-09): Please see attached 2nd appraisal

Reviewer Comment (2024-02-07): The pages of provided document is truncated. Provide a clear copy of secondary valuation. Exception Remains.

Seller Comment (2024-02-06): 2nd appraisal

Reviewer Comment (2024-02-02): Provided UCDP is already in file with a score of 4.1. File is still required a copy of the secondary valuation required for securitization purposes. Exception Remains.

Seller Comment (2024-02-01): Fannie SSR CDA score is 4.1, please let me know if I still need to get a CDA

																			02/12/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49075753	29842156			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/24/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49434539	29836995			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49434539	29837429			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Verification of Employment not provided for Borrower XXXXX.				Reviewer Comment (2024-01-29): Co-borrower`s income is not using for qualification. Exception Cleared. Seller Comment (2024-01-26): (XXXXX) Do not concur. Income was not used from XXXXX for XXXXX, only for XXXXX.	01/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49329714	29804194			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,012.00 exceeds tolerance of $3,664.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,012.00 exceeds tolerance of $3,664.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-22): XXXXX received Post CD,LOX,Copy of refund check and proof of mailing. Seller Comment (2024-02-21): Please review the copy of the PCCD, LOE, Check and tracking info. Reviewer Comment (2024-02-04): XXXXX received COC dated XX/XX/XX. Please provide valid COC for XX/XX/XX as loan amount also changed on XX/XX/XX CD only. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Seller Comment (2024-02-01): Please see COC.		02/22/2024		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49090604	29776731			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/09/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49090604	29785082			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2024-02-15): Received subject property CDA. Exception Cleared. Seller Comment (2024-02-15): XX/XX/XX kg: Please see attached	02/15/2024			1	D	A	D	A	D	A	D	A	D	A		NV	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49389199	29878561			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,009.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,009.00.
Reviewer Comment (2024-02-06): Detail provided on COC affecting pricing which COC documentation did not outline.  Exception cleared.

Seller Comment (2024-02-05): On XX/XX/XX the loan amount was increased to $XXXXX which increased LTV to 80%. This change increased the pricing adjusters on the file making final price $1226.16 in discount points and $0 lender credit. Lock, cofc, and CD attached

Seller Comment (2024-02-05): On XX/XX/XX the loan amount was increased to $1,047,996.00 which increased LTV to 80%. This change increased the pricing adjusters on the file making final price $1226.16 in discount points and $0 lender credit. Lock, cofc, and CD attached

																			02/06/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48974458	29816493			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Closing Disclosure does not contain issued date, pages 1, 3, 4 and 5 are incomplete.				Reviewer Comment (2024-02-06): Attestation received Seller Comment (2024-02-03): attestation Seller Comment (2024-02-03): Please see attached attestation Reviewer Comment (2024-02-01): XXXXX Documents 106 is incomplete and estimated to be dated XX/XX/XX. If the CD were not provided to the borrower, please provide Letter of Attestation indicating the document ID 106 were never provided to the borrower and XXXXX will review for re-testing. Seller Comment (2024-01-30): This was a title company internal CD that was not issued to the borrower.	02/06/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48974458	29816505			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Revised Loan Estimate provided XX/XX/XX provided to the borrower on the date the Closing Disclosure was provided.
Reviewer Comment (2024-02-20): XXXXX received lender attestation that XX/XX/XX is actually issued XX/XX/XX supported by disclosure tracking.

Seller Comment (2024-02-16): trid disclosure history and CD

Seller Comment (2024-02-16): Please see attached TRID disclosure history showing on XX/XX/XX the origination package was generated and a loan estimate. On XX/XX/XX the initial closing disclosure was generated. This disclosure was issued on XX/XX/XX but we had a technical issue with our document generation that was printing the incorrect issue date on the first page of the closing disclosure. As you can see from the disclosure attached, the first page and TRID disclosure history shows the initial CD was issued XX/XX/XX. This was also stated in an attestation that was previously provided.

Reviewer Comment (2024-02-15): XXXXX received lender attestation that doc ID 0106 CD was not issued to borrower.  However, this exception relates to XX/XX/XX LEs (Doc ID's 91, 92 & 90) which were issued same date as the initial CD on XX/XX/XX, Doc ID 127.  These disclosures, LE & CD, have been acknowledged by borrower and thus were disclosed to borrower and cannot be removed from testing.  Timing not met

Seller Comment (2024-02-13): attestation

Seller Comment (2024-02-13): Please see attached attestation for title CD Doc ID 106

Reviewer Comment (2024-02-09): 1026.19(e)(4)(ii) requires:
"(ii) Relationship between revised Loan Estimates and Closing Disclosures. The creditor shall not provide a revised version of the disclosures required under paragraph (e)(1) of this section on or after the date on which the creditor provides the disclosures required under paragraph (f)(1) of this section. The consumer must receive any revised version of the disclosures required under paragraph (e)(1) of this section not later than four business days prior to consummation. If the revised version of the disclosures required under paragraph (e)(1) of this section is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail."

Commentary to 19(e)(4)(ii)-1 further clarifies:
"Revised Loan Estimate XXXXX not be delivered at the same time as the Closing Disclosure. Section 1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under § 1026.19(e)(1) on or after the date on which the creditor provides the disclosures required under § 1026.19(f)(1). Section 1026.19(e)(4)(ii) also requires that the consumer must receive any revised version of the disclosures required under § 1026.19(e)(1) no later than four business days prior to consummation, and provides that if the revised version of the disclosures are not provided to the consumer in person, the consumer is considered to have received the revised version of the disclosures three business days after the creditor delivers or places in the mail the revised version of the disclosures.

Seller Comment (2024-02-07): The attestation is for the XX/XX/XX CD, there is not a XX/XX/XX CD.

Reviewer Comment (2024-02-06): Attestation for XX/XX/XX CD received and removed from testing, however, there is a XX/XX/XX CD signed by borrower which cannot be excluded from testing.  This CD was issued same day as revised LE dated XX/XX/XX, exception remains.

Seller Comment (2024-02-03): attestations

Seller Comment (2024-02-03): Please see attached attestations

Reviewer Comment (2024-02-01): XXXXX received rebuttal that initial CD actually issued on XX/XX/XX and attached disclosure tracking.  However, there are 2 CD's being tested that are on or before the Final CD XX/XX/XX date.  Please see CD with missing issue date, doc ID 0106, being tested at XX/XX/XX and the XX/XX/XX CD doc ID 0127.  Please provide a specific Lender Attestation give the specific CD's identification (doc ID, loan ID# version, etc) to identify which CD's had the glitch on date and documentation to match up the CD to the disclosrue tracking.  Additionally, If a disclosure was not issued to borrower, XXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-01-30): Disclosure History

Seller Comment (2024-01-30): The initial CD was actually issued on XX/XX/XX as shown on the attached cover sheet as well as the attached disclosure history.  There was a technical glitch with our document vendor where disclosures were showing the lock date as the issue date.

																			02/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48974458	29816506			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Revised Loan Estimate provided XX/XX/XX provided to the borrower on the date the Closing Disclosure was provided.
Reviewer Comment (2024-02-20): XXXXX received lender attestation that XX/XX/XX is actually issued XX/XX/XX supported by disclosure tracking.

Seller Comment (2024-02-16): trid disclosure history and cd

Seller Comment (2024-02-16): Please see attached TRID disclosure history showing on XX/XX/XX the origination package was generated and a loan estimate. On XX/XX/XX the initial closing disclosure was generated. This disclosure was issued on XX/XX/XX but we had a technical issue with our document generation that was printing the incorrect issue date on the first page of the closing disclosure. As you can see from the disclosure attached, the first page and TRID disclosure history shows the initial CD was issued XX/XX/XX. This was also stated in an attestation that was previously provided.

Reviewer Comment (2024-02-15): XXXXX received lender attestation that doc ID 0106 CD was not issued to borrower.  However, this exception relates to XX/XX/XX LEs (Doc ID's 91, 92 & 90) which were issued same date as the initial CD on XX/XX/XX, Doc ID 127.  These disclosures, LE & CD, have been acknowledged by borrower and thus were disclosed to borrower and cannot be removed from testing.  Timing not met

Seller Comment (2024-02-13): attestation

Seller Comment (2024-02-13): Please see attached attestation for title CD Doc ID 106

Reviewer Comment (2024-02-09): 1026.19(e)(4)(ii) requires:
"(ii) Relationship between revised Loan Estimates and Closing Disclosures. The creditor shall not provide a revised version of the disclosures required under paragraph (e)(1) of this section on or after the date on which the creditor provides the disclosures required under paragraph (f)(1) of this section. The consumer must receive any revised version of the disclosures required under paragraph (e)(1) of this section not later than four business days prior to consummation. If the revised version of the disclosures required under paragraph (e)(1) of this section is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail."

Commentary to 19(e)(4)(ii)-1 further clarifies:
"Revised Loan Estimate XXXXX not be delivered at the same time as the Closing Disclosure. Section 1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under § 1026.19(e)(1) on or after the date on which the creditor provides the disclosures required under § 1026.19(f)(1). Section 1026.19(e)(4)(ii) also requires that the consumer must receive any revised version of the disclosures required under § 1026.19(e)(1) no later than four business days prior to consummation, and provides that if the revised version of the disclosures are not provided to the consumer in person, the consumer is considered to have received the revised version of the disclosures three business days after the creditor delivers or places in the mail the revised version of the disclosures.

Seller Comment (2024-02-07): Attestation is for XX/XX/XX CD, there is not a XX/XX/XX CD

Reviewer Comment (2024-02-06): Attestation for XX/XX/XX CD received and removed from testing, however, there is a XX/XX/XX CD signed by borrower which cannot be excluded from testing.  This CD was issued same day as revised LE dated XX/XX/XX, exception remains.

Seller Comment (2024-02-03): attestations

Seller Comment (2024-02-03): Please see the attached attestations

Reviewer Comment (2024-02-01): XXXXX received rebuttal that initial CD actually issued on XX/XX/XX and attached disclosure tracking.  However, there are 2 CD's being tested that are on or before the Final CD XX/XX/XX date.  Please see CD with missing issue date, doc ID 0106, being tested at XX/XX/XX and the XX/XX/XX CD doc ID 0127.  Please provide a specific Lender Attestation give the specific CD's identification (doc ID, loan ID# version, etc) to identify which CD's had the glitch on date and documentation to match up the CD to the disclosrue tracking.  Additionally, If a disclosure was not issued to borrower, XXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-01-30): Disclosure History

Seller Comment (2024-01-30): The initial CD was actually issued on XX/XX/XX as shown on the attached cover page and disclosure history.  There was a technical glitch with our document vendor where the disclosures were showing the lock date as the issue date.

																			02/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49194454	29841253			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2024-01-30): HOA payments are reflecting as payment to XXXXX in XXXXX account. Exception Cleared. Seller Comment (2024-01-29): XX/XX/XX AMB: Please note that the borrower pays $140 a month from their XXXXX to XXXXX at XXXXX, which was confirmed to be the HOA for their property at XXXXX. The confirmation is the recurring payment from the asset statements.	01/30/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49451238	29798685			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-02-13): Final title provided. Exception cleared.	02/13/2024			1	A	A	A	A	A	A	A	A	A	A		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49451238	29798692			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-02-13): Received and associated Final Title Policy with Amount of Title Insurance coverage. Details updated. Exception cleared. Seller Comment (2024-02-12): XX/XX/XX kg: Please see attached	02/13/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49451238	29798909			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/16/2024	2	B	B	B	B	B	B	B	B	B	B		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49451238	29798918			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $359.20 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	Transfer Tax was not disclosed on LE but disclosed as $359.20 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $359.20, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-01-16): Sufficient Cure Provided within 60 Days of Closing		01/16/2024		1	A	A	A	A	A	A	A	A	A	A		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49036896	29863805			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48994993	29953263			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/08/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48994993	29953268			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $209.60 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $120.00 on LE but disclosed as $209.60 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-08): Sufficient Cure Provided At Closing		02/08/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48994993	29954426			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Missing consent to receive electronic documents				Reviewer Comment (2024-02-27): Received E-Sign Consent Agreement. Exception Cleared. Seller Comment (2024-02-26): econsent Seller Comment (2024-02-26): Please see attached	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49059362	29850500			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49046092	29908534			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/01/2024	2	B	B	B	B	B	B	B	B	B	B		ME	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49046092	29908547			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,786.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,786.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-07): XXXXX received a valid COC. Seller Comment (2024-02-06): valid COC to clear	02/07/2024			1	C	A	C	A	C	A	C	A	C	A		ME	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49046092	29908548			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract / Title Search. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Abstract / Title Search. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.. Seller Comment (2024-02-06): The final CD shows the $125 cure.	02/07/2024			1	C	A	C	A	C	A	C	A	C	A		ME	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49046092	29945392			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract / Title Search. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-02-07): Sufficient Cure Provided At Closing		02/07/2024		1		A		A		A		A		A		ME	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49533869	29839633			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-02-01): Received subject property CDA. Exception Cleared. Seller Comment (2024-01-31): XX/XX/XX KM: CDA attached.	02/01/2024			1	A	A	A	A	A	A	A	A	D	A		FL	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49533869	29839655			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-02): Loan is SHQM (APOR) Seller Comment (2024-01-30): Discount points are being covered by seller credit and are not included in the QM testing. Please see attached itemization of seller paid fees for reference.	02/02/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49533869	29839657			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.27744% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $18,212.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $12,773.05 (an overage of $5,438.95 or 1.27744%).					Reviewer Comment (2024-02-02): Offset provided for seller paid loan discounts per Itemization bringing QM P&F total under threshold. Seller Comment (2024-01-30): Discount points are being covered by seller credit and are not included in the QM testing. Please see attached itemization of seller paid fees for reference.	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49604221	29958020			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $65.00 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $65.00 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-09): Sufficient Cure Provided At Closing		02/09/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49546936	29858022			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49546936	29858026			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-6,860.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-8,110.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-6,860.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-8,110.00.				Reviewer Comment (2024-02-02): XXXXX received valid changed circumstance. Seller Comment (2024-01-31): 5 day lock extension on XX/XX/XX increased final price making lender credit $ - 6860.00. Lock confirmation and redisclosure are attached	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49252048	29996235			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49252048	29996264			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49252048	30000009			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS was not provided for review.				Reviewer Comment (2024-02-21): Received AUS with Approve/Ineligible recommendation. Exception Cleared. Seller Comment (2024-02-20): XX/XX/XX kg: Please see attached AUS	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49252048	30000012			Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter in reflects an amount of $400,000. Wired funds from donner were $405,162.10. An updated gift letter for the correct amount is neded.				Reviewer Comment (2024-02-21): Received gift letter with correct amount. Exception Cleared. Seller Comment (2024-02-20): XX/XX/XX kg: Please see attached gift letter	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49027157	29913758			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.				Reviewer Comment (2024-02-09): Received LOA to remove incomplete CD, from testing as not provided to the borrower.	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49027157	29913772			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Provided Closing disclosure is incomplete. Issue date was not provided.				Reviewer Comment (2024-02-09): Received LOA to remove incomplete CD, from testing as not provided to the borrower.	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49005723	29959067			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-02-22): XXXXX received XX/XX/XX LE Seller Comment (2024-02-20): see attached	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49005723	29959074			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49270554	29855838			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Reviewer Comment (2024-02-08): Received undiscounted rate/price. Exception cleared.

Seller Comment (2024-02-06): The price of the par rate is $0

Reviewer Comment (2024-02-02): Provide the price of the par rate. Par rate has been verified as 7.417%, but the price for the par rate has not been provided. A comment is sufficient, no upload needed.

Seller Comment (2024-01-31): See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM.

																			02/08/2024			1	B	A	C	A	B	A	C	A	B	A		OR	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49270554	29855840			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.73379% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $34,505.72 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $27,724.44 (an overage of $6,781.28 or .73379%).	QM Points and Fees threshold exceeded by $6,781.28 or .73379%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.
Reviewer Comment (2024-02-08): Received undiscounted rate/price. Exception cleared.

Seller Comment (2024-02-06): The price of the par rate is $0

Reviewer Comment (2024-02-02): Provide the price of the par rate. Par rate has been verified as 7.417%, but the price for the par rate has not been provided. A comment is sufficient, no upload needed.

Seller Comment (2024-01-31): See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM.

																			02/08/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49451098	29864813			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49451098	29865213			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,175.00 exceeds tolerance of $1,165.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-29): Sufficient Cure Provided At Closing		01/29/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49451098	29865214			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $165.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-29): Sufficient Cure Provided At Closing		01/29/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49235633	29832565			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX 12:00:00 AM.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.				Reviewer Comment (2024-02-01): Received PCCD and LOE. Exception cleared. Seller Comment (2024-01-30): PCCD, LOX and Settlement Statement with correct disbursement date	02/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49047890	29945527			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/07/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49047890	29945528			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,337.57 exceeds tolerance of $6,309.21. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $6,309.21 on LE but disclosed as $6,337.57 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $28.36, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-15): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		02/15/2024		2	C	B	C	B	C	B	C	B	C	B		AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49579150	29865154			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49579150	29865176			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49300128	29850546			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49490157	29882209			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/31/2024	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49490157	29882210			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right of Rescission Disclosure is missing from file.
Reviewer Comment (2024-02-08): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii. Exception has been cleared.

Seller Comment (2024-02-05): This loan is exempt from the right of rescission as it is considered a residential mortgage transaction under TILA 1026.23(f)(1) which is defined under TILA Comment 1026.2(a)(24)-4 to include construction financing. This loan is satisfying the construction loan and providing permanent financing so is a residential mortgage traction which is exempt from right of rescission. Please clear this finding.

																			02/08/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49490157	29882247			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,036.74 exceeds tolerance of $3,254.00. Insufficient or no cure was provided to the borrower.	Loan Discount Fee was last disclosed as $4,036.74 on LE but disclosed as $3,254.00 on Final Closing Disclosure. File does not contain a valid COC for this fee. Cure of $123.60 is in File. Provide COC , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-06): XXXXX Received valid Rate lock document. Seller Comment (2024-02-05): Lock extension added on XX/XX/XX increased final price to $4372.14. Lock and redisclosure attached. The broker added a LOPP pricing credit to the file same day to lower the final price to $4036.74. This change did not cause borrower harm and did not require redisclosure.	02/06/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49490157	29882248			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,208.60 exceeds tolerance of $1,085.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $1,085.00 on LE but disclosed as $1,208.60 on Final Closing Disclosure. File does not contain a valid COC for this fee. Cure of $123.60 is in File. Provide COC , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-06): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-02-05): GM - Tolerance cure credit of $123.60 was provided on closing disclosure per section J - "lender credits ( including tolerance credit for increase in closing costs)" for the increase in appraisal fees.	02/06/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49490157	29882253			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-02-06): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-02-05): see attached	02/06/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49490157	29882478			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	-	Transaction is Short Term Refinance of Primary and property is Showing Listed on sale.				Reviewer Comment (2024-02-08): Property is no longer listed for sale. Exception cleared. Seller Comment (2024-02-06): XX/XX/XX KM: Multiple sources confirm the property is not currently listed for sale.	02/08/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49490157	29939939			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,208.60 exceeds tolerance of $1,085.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-02-06): Sufficient Cure Provided At Closing		02/06/2024		1		A		A		A		A		A		MT	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49257640	29958181			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee Amount of $200.00 exceeds tolerance of $0.00 for Appraisal Re-Inspection Fee. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-19): XXXXX received rebuttal comment with updated COC dated XX/XX/XX. Seller Comment (2024-02-16): cofc cd Seller Comment (2024-02-16): On XX/XX/XX a CofC was approved to add a final inspection fee due to the appraisal coming back as subject to repairs	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49501492	29916254			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49501492	29916353			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-13): Evidence, including paid invoices, confirming the repairs were one time events allowing the them to be added back. DTI is now in line with guides.	02/13/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49501492	29916906			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 54.50016% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds guides due to difference in rental income used for property located at XXXXX. Final 1003 and AUS reflect rental income of $5968.97 when file documentation supports income of $1869.55. No rental income analysis was provided to determine the calculation discrepancy.				Reviewer Comment (2024-02-13): Evidence, including paid invoices, confirming the repairs were one time events allowing the them to be added back. DTI is now in line with guides. Seller Comment (2024-02-07): XX/XX/XX KM: Documentation is attached to show the expense listed in repairs for the property were a one time expense and can be added back.	02/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49501492	29916909			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI exceeds guides due to difference in rental income used for property located at XXXXX. Final 1003 and AUS reflect rental income of $5968.97 when file documentation supports income of $1869.55. No rental income analysis was provided to determine the calculation discrepancy.				Reviewer Comment (2024-02-12): Received lox and invoices. The expense listed in repairs for the property were a one time expense. Exception Cleared. Seller Comment (2024-02-09): XX/XX/XX KM: Documentation is attached to show the expense listed in repairs for the property were a one time expense and can be added back.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49501492	29916945			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.				Reviewer Comment (2024-02-13): Evidence, including paid invoices, confirming the repairs were one time events allowing the them to be added back. DTI is now in line with guides. Seller Comment (2024-02-09): XX/XX/XX KM: Documentation is attached to show the expense listed in repairs for the property were a one time expense and can be added back.	02/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49390006	29868434			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49145554	29924254			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/05/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49216116	29917113			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX 12:00:00 AM.	RTC disclosed incorrect transaction(XX/XX/XX) and/or expiration date(XX/XX/XX).				Reviewer Comment (2024-02-14): Received CD. Exception cleared. Seller Comment (2024-02-13): disbursement is XX/XX/XX. please review and clear. Reviewer Comment (2024-02-13): Rescission period starts when the latest of three things occur: the receipt of the notice of right to cancel; consummation of the loan; and the receipt by the consumer the accurate material disclosures. In this case the latest of those is the consummation of XX/XX/XX. Seller Comment (2024-02-07): Please provide clarification on where that date is coming from as we are seeing the NORTC shows XX/XX/XX.	02/14/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49291342	30015793			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/19/2024	2	B	B	B	B	B	B	B	B	B	B		KS	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49291342	30015804			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___	Mortgage Statement is missing in file.				Reviewer Comment (2024-02-22): As per provided documents in fie the file mortgages on the properties XXXXX and XXXXX properties are in the name of businesses. Exception Cleared. Seller Comment (2024-02-21): (XXXXX) Do not concur. Please see attached documentation - none of the mortgages on XXXXX or either XXXX properties are in borrower's name. Please see attached notes, they is in LLC's name, not borrower's.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		KS	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49291342	30015845			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 62.18758% exceeds Guideline total debt ratio of 50.00000%.				Reviewer Comment (2024-02-22): As per provided documents in fie the file mortgages on the properties XXXXX and XXXXX properties are in the name of businesses. Exception Cleared. Seller Comment (2024-02-21): (XXXXX) Do not concur. Please see attached documentation - none of the mortgages on XXXXX or either XXXX properties are in borrower's name. Please see attached notes, they is in XXXs name, not borrower's.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		KS	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49291342	30015848			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-02-22): Notes provided for 2 of the REOs verify they are not in the borrowers name. Seller Comment (2024-02-21): (XXXXX) Do not concur. Please see attached documentation - none of the mortgages on XXXXX or either XXXX properties are in borrower's name. Please see attached notes, they is in LLC's name, not borrower's.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		KS	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49291342	30015849			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.				Reviewer Comment (2024-02-22): Notes provided for 2 of the REOs verify they are not in the borrowers name. Seller Comment (2024-02-21): (XXXXX) Do not concur. Please see attached documentation - none of the mortgages on XXXXX or either XXXX properties are in borrower's name. Please see attached notes, they is in LLC's name, not borrower's.	02/22/2024			1	B	A	C	A	B	A	C	A	B	A		KS	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49291342	30020285			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.31293% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2024-02-22): Notes provided for 2 of the REOs verify they are not in the borrowers name. Seller Comment (2024-02-21): (XXXXX) Do not concur. Please see attached documentation - none of the mortgages on XXXXX or either XXXX properties are in borrower's name. Please see attached notes, they is in LLC's name, not borrower's.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		KS	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49585248	29923072			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49208971	29793503			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a copy of the Tax and Insurance verification for the property located at XXXXX.
Reviewer Comment (2024-02-08): Received updated 1003 and HOA verification document reflecting the payment of $1,513.95 is HOA. Exception Cleared.

Seller Comment (2024-02-07): reo doc

Reviewer Comment (2024-01-25): Received mortgage statement for the first mortgage and the payment is escrowed. Provide statement for the 2nd payment reflecting in the final 1003 with a monthly payment of $1,513.95. Exception Remains.

Seller Comment (2024-01-24): mortgage statement

Reviewer Comment (2024-01-22): Provide Mortgage statements for property located at XXXXX. Please note, As per final 1003, monthly mortgage payment reflects $1,359 and $1,513.95, require supporting documents to clear this exception. Exception remains.

Seller Comment (2024-01-19): reo docs

																			02/08/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49208971	29793509			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a copy of the Tax and Insurance verification for the property located at XXXXX.				Reviewer Comment (2024-01-25): Received HOA verification for the property located at XXXXX. Exception Cleared. Seller Comment (2024-01-24): HOA Reviewer Comment (2024-01-22): Please provide HOA Verification to clear this exception. Exception remains. Seller Comment (2024-01-19): reo docs	01/25/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49208971	29793521			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/12/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49208971	29793523			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $500.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Field Review Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $500.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-12): Sufficient Cure Provided At Closing		01/12/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49055765	29858151			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49055765	29858212			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49102730	29842635			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/24/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49498730	29833336			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-01-29): Received 2055 exterior only appraisal for subject property. Exception Cleared. Seller Comment (2024-01-26): XX/XX/XX NR: Please see attached exterior only appraisal used as the secondary valuation. The value supports within 10% of the original appraisal.	01/29/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49498730	29833554			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA document is required for REO property.				Reviewer Comment (2024-01-29): There is no HOA for the property as per provided property history report and schedule E. Exception Cleared. Seller Comment (2024-01-26): XX/XX/XX NR: Please see attached third party report that verifies no HOA is attached to the property. Tax returns on line 19 statement for XXXXX only include water and gas. Property does not have an HOA expense.	01/29/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49498730	29835783			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49498730	29853442			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $2,175.00 exceeds tolerance of $1,500.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-25): Sufficient Cure Provided At Closing		01/25/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49498730	29866837			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2		B		B		B		B		B		NY	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49498730	29866848			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		The property type differs between the primary and secondary valuations.				Reviewer Comment (2024-02-01): Appraiser commented multifamily. Exception cleared. Seller Comment (2024-01-30): XX/XX/XX NR: Please see attached commentary from the appraiser that performed the exterior only to state that the subject property is a legal multi-family dwelling and therefore the accessory unit box is checked. The property type on the appraisal shows the same.	02/01/2024			1		A		A		A		A		A		NY	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49498730	29897219			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.	- ___	Subject property is a 2 family. Drive by completed on form 2055.				Reviewer Comment (2024-02-06): Client elects to waive. Reviewer Comment (2024-02-01): Client to review.			02/06/2024	2		B		B		B		B		B		NY	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49400566	29852115			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-25): Sufficient Cure Provided At Closing		01/25/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49400566	29852116			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,390.00 exceeds tolerance of $1,100.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,390.00 exceeds tolerance of $1,100.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-25): Sufficient Cure Provided At Closing		01/25/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49243192	29971683			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/12/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49243192	29972138			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-	Transferred appraisals are not permitted per the guidelines. Provide an updated version of the appraisal in the lender's name.							02/12/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49205877	29858317			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49542120	29924334			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/05/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799641			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to compliance exception.				Reviewer Comment (2024-01-29): Exception cleared. Reviewer Comment (2024-01-22): Once al QM exceptions are updated, this exception will update. Seller Comment (2024-01-18): XXXXX Report	01/29/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799642			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - C-Corp 1120	General QM: Unable to verify C-Corp income using reasonably reliable third-party records.	The file does not contain the most recent year 1120 and signed and dated 1040 for business 'XXXXX'.				Reviewer Comment (2024-01-22): XXXXX business tax transcript received. Seller Comment (2024-01-19): business Transcript	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799643			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - C-Corp 1120	General QM: Unable to verify C-Corp income using reasonably reliable third-party records.	The file does not contain the most recent year 1120 and signed and dated 1040 for business 'XXXXX'.
Reviewer Comment (2024-01-29): Business in question is a subsidiary and does not file their own returns. Exception cleared.

Seller Comment (2024-01-22): docs

Reviewer Comment (2024-01-22): The business has a separate tax ID number, the W2 issued is from a different company and the paystub is also from a different company.  Review is unable to  finding anything provided that supports the entities are one in the same.  The return provided does not mention this company anywhere to support the statement either.

Seller Comment (2024-01-19): XXXXX is in the other business (no separate returns)  refer to XXXXX.

																			01/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799644			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - C-Corp 1120	General QM: Unable to verify C-Corp income using reasonably reliable third-party records.	The file does not contain the most recent year 1120 and signed and dated 1040 for business 'XXXXX'.				Reviewer Comment (2024-01-22): Business return and transcript was provided, fiscal year end corrected, exception cleared. Seller Comment (2024-01-19): Business Transcript XXXXX	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799645			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - C-Corp 1120	General QM: Unable to verify C-Corp income using reasonably reliable third-party records.	The file does not contain the most recent year 1120 and signed and dated 1040 for business ' XXXXX'.
Reviewer Comment (2024-01-29): Business in question is a subsidiary and does not file their own returns. Exception cleared.

Seller Comment (2024-01-22): duplicate

Reviewer Comment (2024-01-22): The business has a separate tax ID number, the W2 issued is from a different company and the paystub is also from a different company.  Review is unable to  finding anything provided that supports the entities are one in the same.  The return provided does not mention this company anywhere to support the statement either.

Seller Comment (2024-01-19): duplicate condition: XXXXX is in the other business (no separate returns)  refer to  XXXXX.

																			01/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799646			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - C-Corp 1120	General QM: Unable to verify C-Corp income using reasonably reliable third-party records.	The file does not contain the most recent year 1120 and signed and dated 1040 for business ' XXXXX '.				Reviewer Comment (2024-01-22): Business return and transcript was provided, fiscal year end corrected, exception cleared. Seller Comment (2024-01-19): Duplicate condition- Transcript was uploaded.	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799647			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - C-Corp 1120	General QM: Unable to verify C-Corp income using reasonably reliable third-party records.	The file does not contain the most recent year 1120 and signed and dated 1040 for business 'XXXXX'.				Reviewer Comment (2024-01-22): XXXXX business tax transcripts received. Seller Comment (2024-01-19): Duplicate- Transcript uploaded	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799714			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $104,643.28 is less than Cash From Borrower $430,339.42. Please provide additional asset documents to cover the reserve requirement.				Reviewer Comment (2024-01-31): Received gift letter. Excerption cleared. Reviewer Comment (2024-01-30): Provided non- borrower bank statements and Gift letter are reviewed. Gift amount is not mentioned in Gift letter. Documented qualifying Assets for Closing of $104,643.28 is less than Cash From Borrower $430,339.42. Please provide additional asset documents to cover the reserve requirement. Exception Remains. Seller Comment (2024-01-29): Gift letter	01/31/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49157391	29799769			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing Schedule E for investment property 'XXXXX'.				Reviewer Comment (2024-01-22): Received XXXXX schedule-E for the property located at 'XXXXX'. Exception Cleared. Seller Comment (2024-01-19): Sche E is in the 1040 uploaded	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49392752	29880240			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.22964% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $15,175.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $14,096.01 (an overage of $1,078.99 or .22964%).	Points and Fees exceed allowable threshold by $1,078.99 or .22964%.
Reviewer Comment (2024-02-14): Undiscounted rate and undiscounted rate price were provided.

Seller Comment (2024-02-12): The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.

Reviewer Comment (2024-02-08): The Undiscounted Interest Rate Price was not provided on the QM Breakdown. Please provide the Undiscounted Interest Rate Price.  Exception remains.

Seller Comment (2024-02-05): See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM.

																			02/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49392752	29880241			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application.
Reviewer Comment (2024-02-19): XXXXX as per associate comment and e-consent in the file.

Seller Comment (2024-02-16): The econsent was previously provided on XX/XX/XX.  The broker's loan # of XXXXX shows on the econsent.  The lender's (XXXXX) loan # is XXXXX.

Reviewer Comment (2024-02-16): XXXXX received e-consent and 1003. The eDelivery was consented on XX/XX/XX. Also, file does not contain application dated XX/XX/XX available 1003 shows the application date as XX/XX/XX. Please provide 1003 showing application date as XX/XX/XX and e-consent accepted on dated XX/XX/XX.

Seller Comment (2024-02-15): Please see attached eSign Certificate.

Reviewer Comment (2024-02-15): XXXXX received Disclosure summary for that eDelivery consented on XX/XX/XX. the consumer acknowledged the receipt of the LE on XX/XX/XX. In the event the consumer had not provided eConsent by XX/XX/XX. Moreover, the document provided does not reflect the actual Electronic Consent Agreement Authorization by borrower and only reflects the history of a disclosure sent to borrower that was signed.  No entry states "electronic consent approved/authorized. Also, file does not contain signed (Loan officer) application dated on XX/XX/XX. Provide actual E-consent agreement with signed application dated XX/XX/XX for testing.

Seller Comment (2024-02-14): Please see attached Disclosure History showing that the borrower consented to the XX/XX/XX origination package which contained the attached application and econsent on XX/XX/XX.

Reviewer Comment (2024-02-13): XXXXX received E-sign consent agreement dated XX/XX/XX for different loan ID XXXXX instead of loan ID XXXXX. Moreover, The initial LE in the transaction is dated XX/XX/XX and was signed by the borrower.  All applications in loan file indicate an application date on XX/XX/XX after XX/XX/XX LE. Please provide copy of initial application and actual E-sign consent agreement for testing.

Seller Comment (2024-02-12): Please see attached electronic consent sent to borrower and acknowledged XX/XX/XX

																			02/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49392752	29880243			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $75.00 exceeds tolerance of $0.00.				Reviewer Comment (2024-02-07): XXXXX received rebuttal suffice.. Seller Comment (2024-02-05): Borrower chose their own title service company so title fees are not subject to tolerance. SPL and borrower signed acknowledgment attached.	02/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49392752	29880244			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	QM failure due to QM Points and Fees. This exception will be cleared once QM Points and Fees exception has been cleared.
Reviewer Comment (2024-02-14): Undiscounted rate and undiscounted rate price were provided.

Seller Comment (2024-02-12): The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.

Reviewer Comment (2024-02-08): The Undiscounted Interest Rate Price was not provided on the QM Breakdown. Please provide the Undiscounted Interest Rate Price.  Exception remains.

Seller Comment (2024-02-05): See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM.

																			02/14/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49158802	29856178			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49158802	29856180			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,390.00 exceeds tolerance of $1,239.00 plus 10% or $1,362.90. Insufficient or no cure was provided to the borrower.	10% Fee Tolerance exceeded. Total amount of $1,390.00 exceeds tolerance of $1,214.00 plus 10% or $1,335.40. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-01): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-01-31): there are not any fails on the compliance report/XXXXX. please list the discrepancy.	02/01/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49158802	29883678			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,040.00 exceeds tolerance of $889.00 plus 10% or $977.90. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-02-01): Sufficient Cure Provided At Closing		02/01/2024		1		A		A		A		A		A		NY	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49404779	29951659			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49404779	29951676			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $210.00 exceeds tolerance of $183.00 plus 10% or $201.30. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $8.70 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $8.70, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-03-01): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Seller Comment (2024-02-29): Please see attached from our LOS showing that the initial LE transfer tax amount was $1,794.10 rounded to $1,794 as required.

Reviewer Comment (2024-02-19): XXXXX received rebuttal, total cure required for 0% and 10% tolerance is $191.40 and cure provided at closing is $191.30. Please provide additional cure of $0.10. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-02-16): The $8.70, 10% tolerance is included in the total tolerance in section J of the final CD

																			03/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49404779	29951681			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,976.70 exceeds tolerance of $1,794.00. Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed as $1,794.00 on LE but disclosed as $1,976.70. on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $182.70, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-03-01): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Seller Comment (2024-02-29): Please see attached from our LOS showing that the initial LE transfer tax amount was $1,794.10 rounded to $1,794 as required.

Reviewer Comment (2024-02-19): XXXXX received rebuttal, total cure required for 0% and 10% tolerance is $191.40 and cure provided at closing is $191.30. Please provide additional cure of $0.10. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-02-16): final CD

Seller Comment (2024-02-16): The transfer tax tolerance of $182.70 is located in section J total tolerance on the final CD

																			03/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49404779	29951685			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49404779	30074367			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $210.00 exceeds tolerance of $183.00 plus 10% or $201.30. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-03-01): Sufficient Cure Provided At Closing		03/01/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49404779	30074368			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,976.70 exceeds tolerance of $1,794.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-03-01): Sufficient Cure Provided At Closing		03/01/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49367649	29924213			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (2024-02-12): Transaction is a purchase form developer, no seller fees involved. Seller Comment (2024-02-08): See attached	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49367649	29924214			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $183.00 plus 10% or $201.30. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $183.00 plus 10% or $201.30. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-05): Sufficient Cure Provided At Closing		02/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49367649	29924226			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.							02/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49600960	29917421			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-02-12): Received E-sign Consent Agreement. Exception Cleared. Seller Comment (2024-02-09): Please see eConsent agreements.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49247035	29837388			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49247035	29837498			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided						Reviewer Comment (2024-01-30): Received PUD Rider for the subject property. Exception Cleared. Seller Comment (2024-01-29): (XXXXX) See attached, PUD Rider.	01/30/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49247035	29837560			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49247035	29837564			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $13,312.45 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $0.00 on LE but disclosed as $13,312.45.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $13,312.45, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-01): XXXXX received valid COC document. Seller Comment (2024-01-31): (XXXXX) See attached COC and Discount point disclosure form. XX/XX/XX - See attached COC for LE dated XX/XX/XX. Reviewer Comment (2024-01-30): XXXXX received COC for XX/XX/XX however we require valid COC document for addition of fee on LE dated XX/XX/XX. Please provide valid COC or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2024-01-29): (XXXXX) See attached COC and Discount point disclosure form.	02/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49347936	29989668			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-21): Received 12 months bank statements reflecting the XXXXX mortgage payment is paid by other party. Exception Cleared.	02/21/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49347936	29990317			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49347936	29990950			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Investor qualifying total debt ratio discrepancy.				Reviewer Comment (2024-02-21): Received 12 months bank statements reflecting the XXXXX mortgage payment is paid by other party. Exception Cleared. Seller Comment (2024-02-20): XX/XX/XX kg: Please seee attached XXXXX payment which is 12 monthly payments. Reviewer Comment (2024-02-20): Received only 11 months bank statement for other party reflecting the XXXX payment. Exception remains. Seller Comment (2024-02-19): XX/XX/XX kg: Please see the attached 12 months of assets showing the XXXXX is paid by others and can be excluded from the DTI as the person making the payments is obligated.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49347936	29990979			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 51.97653% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2024-02-21): Received 12 months bank statements reflecting the XXXXX mortgage payment is paid by other party. Exception Cleared. Seller Comment (2024-02-21): XX/XX/XX kg: Please see the attached 12 months of assets showing the XXXXX is paid by others and can be excluded from the DTI as the person making the payments is obligated. Seller Comment (2024-02-20): XX/XX/XX kg: Please see the attached 12 months of assets showing the XXXXX is paid by others and can be excluded from the DTI as the person making the payments is obligated.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49347936	29990980			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-02-21): Received 12 months bank statements reflecting the XXXXX mortgage payment is paid by other party. Exception Cleared. Seller Comment (2024-02-21): XX/XX/XX kg: Please see the attached 12 months of assets showing the XXXXX is paid by others and can be excluded from the DTI as the person making the payments is obligated.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49347936	30020575			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-02-21): Received Post Disaster Inspection Report reflecting no damage to the property. Exception Cleared. Seller Comment (2024-02-21): XX/XX/XX RF Please see attached please clear thank you	02/21/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49347936	30021162			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 51.97696% exceeds Guideline total debt ratio of 50.00000%. Received only 11 months bank statement for other party reflecting the Huntington payment.				Reviewer Comment (2024-02-21): Received 12 months bank statements reflecting the XXXXX mortgage payment is paid by other party. Exception Cleared. Seller Comment (2024-02-20): XX/XX/XX kg: Please see the attached 12 months of assets showing the XXXXX is paid by others and can be excluded from the DTI as the person making the payments is obligated.	02/21/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49259034	29872029			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49639423	29945257			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49216090	29873406			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49216090	29873476			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-02-05): Received and associated E-Sign Consent Agreement signed by borrower. Details updated. Exception cleared. Seller Comment (2024-02-02): see attached	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49257123	29858818			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49257123	29858821			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $25.00 exceeds tolerance of $8.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $25.00 exceeds tolerance of $8.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-26): Sufficient Cure Provided At Closing		01/26/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49588116	29923476			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49588116	29924430			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-02-08): XXXXX received e-consent dated XX/XX/XX Seller Comment (2024-02-07): DJ: See enclosed eSign cert	02/08/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49234129	29871102			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48975758	29837288			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49633508	29877883			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The appraisal report is missing evidence of receipt by borrower.							01/31/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49633508	29877884			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Initial Rate Lock rate date is not documented in file.							01/31/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49626095	29851746			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2024-01-31): Client elects to waive. Seller Comment (2024-01-30): ecoa docs			01/31/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49626095	29851747			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-01-31): Client elects to waive. Seller Comment (2024-01-30): LE Seller Comment (2024-01-30): audit log Seller Comment (2024-01-30): affiliated business disclosure			01/31/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49626095	29851748			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							01/25/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49626095	29851749			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.				Reviewer Comment (2024-02-05): XXXXX received initial LE. Seller Comment (2024-02-01): disclosure timeline Seller Comment (2024-02-01): initial LE	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49626095	29851763			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The verification of employment is missing for Borrower's employer 'XXXXX', within 10 business days of the Note.				Reviewer Comment (2024-01-31): Received VVOE within 10 business days of Note. Exception Cleared. Seller Comment (2024-01-30): voe	01/31/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49612077	29814787			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $40,000 are insufficient to meet cash to close of $576,370.36. Net proceeds from sale of the borrower's additional property was not verified with a closing statement.
Reviewer Comment (2024-02-12): Received and associated Seller CD, Closing Statement and document from Title confirming receipt of $600,000 received from our borrower from the sale of REO property. Details updated. Available for Closing is now $640,948.69 which is more than Cash From Borrower. Exception cleared.

Seller Comment (2024-02-09): The $600,000 was wired to the same title company used to close our subject property. The borrower had $951,665 available towards closing.

Reviewer Comment (2024-02-05): Received CD is not executed by buyer and seller. Also received final settlement statement however due to seller/borrower amount is only $351,665.62 which is insufficient to cover cash to close requirement. Exception remains.

Seller Comment (2024-02-05): CD From Sale

																			02/12/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49612077	29815326			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.				Reviewer Comment (2024-02-16): As per provided seller CD, Closing statement and document from title confirming receipt of $600,000 received from borrower from the sale of REO property and it is meeting reserves requirement. Exception Cleared. Seller Comment (2024-02-15): Settlement Statement 2 Seller Comment (2024-02-15): Settlement Statement	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49606319	29966496			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49606319	29966497			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49606319	29966502			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $76.00 exceeds tolerance of $72.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $76.00 exceeds tolerance of $72.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-09): Sufficient Cure Provided At Closing		02/09/2024		1	A	A	A	A	A	A	A	A	A	A		LA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49606319	29966593			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49544916	29877167			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/31/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49544916	29877170			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,959.75 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,106.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,959.75 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,106.00.				Reviewer Comment (2024-02-28): Upon further review lender credit correctly disclosed to consumer. Seller Comment (2024-02-26): docs Seller Comment (2024-02-26): On XX/XX/XX a CofC was approved to adjust the sales price and on XX/XX/XX a CofC was approved to change the loan amount. These changes adjusted the pricing and a new disclosure went out. Please see attached CofC's, lock confirmation, and CD	02/28/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49437118	30005581			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49583756	29814842			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49583756	29814897			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $78,372.00 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-02-07): Received replacement cost estimator. Exception Cleared. Seller Comment (2024-02-06): Please see replacement cost estimate.	02/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49583756	29815482			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $141.00 plus 10% or $155.10. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $141.00 plus 10% or $155.10.				Reviewer Comment (2024-01-19): Sufficient Cure Provided At Closing		01/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49554706	29835672			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49554706	29835673			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Last Date Rate Set and Initial Rate Lock Date not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49554706	29835674			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	QM failure due to insufficient income documentation. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-05): Received VVOE. Exception cleared. Seller Comment (2024-02-01): VVOE uploaded	02/05/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49554706	29835675			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing copy of current S-Corp status using reasonably reliable third-party records				Reviewer Comment (2024-02-05): Received VVOE. Exception cleared. Seller Comment (2024-02-01): VVOE	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49369029	29857022			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49558112	29945147			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/07/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49545313	29945753			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $602.50 exceeds tolerance of $511.50 plus 10% or $562.65. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $39.85 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $39.85, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-12): Upon further review consumer within 10% tolerance requirements. Seller Comment (2024-02-10): title fees on this loan are not subject to tolerance. Borrower acknowledgement of title provider attached along with service provider list	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49545313	29945754			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $735.00 exceeds tolerance of $725.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $725.00 on LE but disclosed as $735.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $10.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-12): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49545313	29969491			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $735.00 exceeds tolerance of $725.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-02-12): Sufficient Cure Provided within 60 Days of Closing		02/12/2024		1		A		A		A		A		A		DE	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49051546	29940983			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX 12:00:00 AM.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.				Reviewer Comment (2024-02-23): Updated disbursement date provided. Seller Comment (2024-02-20): lox,pccd,XXXXX Seller Comment (2024-02-20): Please see attached Reviewer Comment (2024-02-15): File must be updated with either the revised executed final CD or the PCCD to make updates to the disbursement date. Changes cannot be done from the Settlement Statement. Seller Comment (2024-02-10): attached notarized security instrument confirms closing date of XX/XX/XX. The attached final settlement statement confirms disbursement date of XX/XX/XX on top right of 1st page.	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49051546	29941032			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $355.50 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $355.50 exceeds tolerance of $100.00 for Credit Report Fee. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-06): Sufficient Cure Provided At Closing		02/06/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49051546	29941033			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,719.39 exceeds tolerance of $5,637.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $5,719.39 exceeds tolerance of $5,637.00 for Transfer Tax. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-06): Sufficient Cure Provided At Closing		02/06/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49609703	29874522			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49003045	29960746			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49338954	29886982			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.							02/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49473021	29849632			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $222,780 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. A copy of the checklist of coverage can be provided in lieu of the replacement cost estimator can be provided.
Reviewer Comment (2024-02-13): Received replacement cost Estimator. Exception Cleared.

Seller Comment (2024-02-12): XX/XX/XX NR: Please see attached

Reviewer Comment (2024-02-06): The policy "Loss Settlement Option" is replacement cost. That does not indicate the dwelling coverage is based on an RCE amount, only that the cost they will replace up to is $745,000. A checklist of coverage can be provided to verify the current coverage is sufficient or updated policy verifying 100% replacement or guaranteed replacement is required. Exception remains.

Seller Comment (2024-02-05): XX/XX/XX NR: Please note that the policy does not need to state 100% replacement or guaranteed cost because the policy lists the dwelling and replacement cost are one in the same.

Reviewer Comment (2024-02-01): Policy provided does not state the dwelling is insured as 100% replacement or guaranteed replacement cost. The Checklist of Coverage is required to verify the current coverage is sufficient and will be considered the RCE since the subject property is located in the state of XXXXX. Exception remains.

Seller Comment (2024-01-31): XX/XX/XX NR: Please note that the replacement cost and dwelling mentioned on the policy are one in the same amount. Property is in XXXXX and RCE would not be obtained in the state of XXXXX. Policy shows dwelling and replacement cost as the same.

Reviewer Comment (2024-01-31): Updated shortfall amount. HOI coverage is insufficient by $148,280. Provide updated policy reflecting minimum coverage of $1,340,280  Policy reflects replacement cost, however unable to determine if equivalent to 100% or guaranteed replacement cost. Please provide evidence that the coverage is 100% or guaranteed replacement cost,  evidence of the replacement cost of the property, or XXXXX property insurers coverage checklist in lieu of RCE. Exception remains.

Seller Comment (2024-01-30): XX/XX/XX NR: Please note that directly on the policy lists that the dwelling of $745,000 is also the replacement cost value of the property. Please also note that the property is in the state of XXXXX, and if XXXXX obtained a check list of coverage, it would also list $745,000 as the replacement cost.

																			02/13/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49223331	29964098			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing document to verify additional other expense of $107.33for REO property 'XXXXX'.				Reviewer Comment (2024-02-14): Taxes and Insurance are escrowed with mortgage payment. Received HOA verification. Exception Cleared. Seller Comment (2024-02-14): XX/XX/XX NR: Please see attached statement for REO at XXXXX showing that property is escrowed for taxes and insurance. The difference is the HOA dues on the subject property in the amount of $268 and then subtracting the insurance payment which should be included in the escrow. $268 - $160.67 = $107.33.	02/14/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49223331	29964128			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-15): SOS verification of business was provided.	02/15/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49223331	29964129			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.					Reviewer Comment (2024-02-15): SOS verification of business was provided. Seller Comment (2024-02-14): XX/XX/XX NR: Please see attached third party secretary of state showing that XXXXX is currently in good standing.	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49040991	29831674			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49500438	29821486			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-01-29): XXXXX received XX/XX/XX CD received 3 business days prior to consummation.	01/29/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49441003	29912977			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $371.95 exceeds tolerance of $350.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $371.95 exceeds tolerance of $350.00 for HOA/Condo Questionnaire. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-02): Sufficient Cure Provided At Closing		02/02/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49541298	30033386			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/22/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49541298	30033388			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $72.00 exceeds tolerance of $62.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $62.00 on Initial closing disclosure but disclosed as $72.00 on Final Closing Disclosure.Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49009425	29970310			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/12/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49436612	29979835			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,571.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,571.00.				Reviewer Comment (2024-02-21): XXXXX received additional information on valid changed circumstance. Seller Comment (2024-02-17): on XX/XX/XX the loan amount increased to $XXXXX which also increased LTV to 80%. This changed the loan level pricing adjusters making final price $0 lender credit and $5850.32 discount points	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49436612	29979862			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/13/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49292569	29851388			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/25/2024	2	B	B	B	B	B	B	B	B	B	B		NE	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49292569	29851389			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/25/2024	2	B	B	B	B	B	B	B	B	B	B		NE	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49292569	29851390			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/25/2024	2	B	B	B	B	B	B	B	B	B	B		NE	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49292569	29851394			Credit	Guideline	Guideline Issue	Guideline	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.		Cash to Borrower: $749.00; Total Cash Out: $1,646,015.53; Refi Purpose: Rate/Term. VOM indicates the primary mortgage paid was a construction loan however, additional mortgages were paid through the transaction with no payoff or support that they are construction loans and are therefore considered cash out.				Reviewer Comment (2024-02-09): Additional documentation was provided verifying all payoffs listed on the final CD were final construction costs. Seller Comment (2024-02-08): costs Reviewer Comment (2024-02-05): As per Final CD and Closing Statement, there are other mortgages getting paid off such as XXXXX and XXXXX. We require supporting document to verify these payoffs and letter of explanation if these mortgages are related to the subject property. Exception remains. Seller Comment (2024-02-02): construction docs	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		NE	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49250640	29884956			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XX are underdisclosed.					Reviewer Comment (2024-02-12): XXXXX received Post CD and LOX.		02/12/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49250640	29884969			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-02-09): XXXXX received initial CD.	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49250640	29885008			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $61,016. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. A copy of the checklist of coverage can be provided in lieu of the RCE>				Reviewer Comment (2024-02-16): Received checklist of coverage document for subject property. Exception Cleared. Reviewer Comment (2024-02-09): Provided documents verified. Provide coverage checklist. Exception remains.	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49582659	29955180			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								02/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49582659	29955207			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $255,466.52 is less than Cash From Borrower $366,602.63.				Reviewer Comment (2024-02-14): Stocks and IRA accounts considered as 70% usability. Sufficient funds available for cash to close requirement. Exception is cleared. Seller Comment (2024-02-13): Borrower has sufficient assets. Transaction history for XXXX XXXXX shows closing funds wire. Also including wire receipt from closing. EMD cleared XXXXX on XX/XX/XX. Seller Comment (2024-02-13): Borrower has sufficient assets. Transaction history for XXXXX shows closing funds wire. Also including wire receipt from closing. EMD cleared XXXXX on XX/XX/XX.	02/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49582659	29955255			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-02-22): Received VVOE within 10 days of note. Exception Cleared. Seller Comment (2024-02-21): Attached. Reviewer Comment (2024-02-16): Received VVOE is post close dated. Provide Verification(s) of employment within 10 business days of the Note. Exception remains. Seller Comment (2024-02-15): VOE	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49197589	29983328			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $855.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure was provided at closing.				Reviewer Comment (2024-02-14): Sufficient Cure Provided At Closing		02/14/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49197589	29983329			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $136.00 exceeds tolerance of $124.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure was provided at closing.				Reviewer Comment (2024-02-14): Sufficient Cure Provided At Closing		02/14/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49197589	29983335			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49245299	29953791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,509.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,509.00.				Reviewer Comment (2024-02-20): XXXXX received additional information on valid changed circumstance. Seller Comment (2024-02-16): cofc,le,lock Seller Comment (2024-02-16): On XX/XX/XX there were several CoC's approved which caused the pricing to change and discount points were added and the lender credit removed. See attached CofC's, redisclosure, and lock confirmation	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49245299	29953792			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $148.00 exceeds tolerance of $76.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee $148.00 exceeds tolerance of $76.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-19): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-02-16): final CD Seller Comment (2024-02-16): Please see attached final CD with tolerance of $72 in section J for the credit report fee increase	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49245299	30025194			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $148.00 exceeds tolerance of $76.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure at closing				Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1		A		A		A		A		A		MI	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49165402	29940735			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49104875	29953153			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $136,050.00. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-02-16): Received replacement cost estimator. Exception Cleared. Seller Comment (2024-02-15): replacement cost estimate	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49104875	29953612			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		No issue date provided on cd				Reviewer Comment (2024-02-16): XXXXX received LOA to remove document(s) XXXXX from testing as not provided to the borrower. Seller Comment (2024-02-15): LOX Reviewer Comment (2024-02-14): Documents ID 36 is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 36 were never provided to the borrower and XXXXX will review for re-testing. Seller Comment (2024-02-13): Please see attached.	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49104875	29953707			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing disclosure does not have an issue date,				Reviewer Comment (2024-02-16): XXXXX received LOA to remove document(s) XXXXX from testing as not provided to the borrower. Reviewer Comment (2024-02-14): Documents ID 36 is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 36 were never provided to the borrower and XXXXX will review for re-testing. Seller Comment (2024-02-13): Please see attached. Seller Comment (2024-02-13): Not seeing where there's an issue date problem. Only CDs issued were on XX/XX/XX, XX/XX/XX and final on XX/XX/XX. All have issue dates.	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49491154	30001910			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/16/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49491154	30001916			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-02-21): XXXXX received initial CD. Seller Comment (2024-02-20): see attached	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49400044	30020080			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/20/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49094081	29858751			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Signing Fee. Fee Amount of $250.00 exceeds tolerance of $175.00. Insufficient or no cure was provided to the borrower.	Title - Signing Fee was last disclosed as $175.00 on LE but disclosed as $250.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $75.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-02-15): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (2024-02-14): docs

Seller Comment (2024-02-14): Please see attached

Reviewer Comment (2024-02-01): XXXXX received rebuttal.    The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-01-31): The borrower chose their own Title provider, the title fees are all subject to 10% tolerance. See attached SPL and borrower acknowledgement

																				02/15/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49094081	29859002			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49512908	29866552			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $136,512.02 are insufficient to meet cash to close of $257,857.25. Final 1008 reflects $322,000.15 verified, however, evidence of EMD was not provided in the file.				Reviewer Comment (2024-02-16): Source of fund and deposit proofs received for EMD. Exception Cleared. Seller Comment (2024-02-15): XX/XX/XX AMB: See attached. Seller Comment (2024-02-15): XX/XX/XX AMB: Please see the attached documentation to show the EMDs totaling $185,488.13. Reviewer Comment (2024-02-02): The file doesn`t have paper trail for these EMDs. Exception Remains. Seller Comment (2024-02-01): XX/XX/XX, $3,000 on XX/XX/XX, $12,049.74 on XX/XX/XX. This was not considered by AMC in the borrower's available funds.	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49512908	29866596			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49512908	29866599			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $69.33 exceeds tolerance of $66.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $66.00 on LE but disclosed as $69.33 on Final Closing Disclosure. File does not contain a valid COC cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-29): Sufficient Cure Provided At Closing		01/29/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49512908	29867377			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49649439	29856555			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49088869	29856108			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.62723% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $15,578.16 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $12,884.33 (an overage of $2,693.83 or .62723%).	QM Points and Fees threshold exceeded by $2,693.83 or .62723%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-02-02): Offset provided for seller paid loan discounts per Itemization which brings QM P&F under threshold. Seller Comment (2024-01-31): discount points and underwriting fee are being covered by seller credit and are not included in the QM testing. Please see attached itemization of seller paid fees for reference.	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49088869	29856109			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-02): Loan is SHQM (APOR). Seller Comment (2024-01-31): discount points and underwriting fee are being covered by seller credit and are not included in the QM testing. Please see attached itemization of seller paid fees for reference.	02/02/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49266139	29998667			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Documentation was not provided to verify the total monthly expenses listed on the final 1003 for the property.
Reviewer Comment (2024-02-26): Received lease agreement for the property located at XXXXX. Exception Cleared.

Seller Comment (2024-02-23): lease agreement

Reviewer Comment (2024-02-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: Address: XXXXX, Address: XXXXX
EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Insurance Verification, Lease Agreement, Tax Verification
Insurance Verification, Tax Verification

Reviewer Comment (2024-02-21): Received mortgage statement and HOA verification document for the property located at XXXXX. Provide Lease agreement for the property located at XXXXX. Exception Remains.

Seller Comment (2024-02-20): Reo doc XXXXX

Seller Comment (2024-02-20): Reo Doc -XXXXX

																			02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49266139	29998683			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/15/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49266139	29998684			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-02-26): Received subject property CDA. Exception Cleared. Seller Comment (2024-02-23): CDA	02/26/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49266139	29998808			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-27): Lease agreement was provided.	02/27/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49266139	29998810			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.					Reviewer Comment (2024-02-27): Lease agreement was provided. Seller Comment (2024-02-23): lease agreement Reviewer Comment (2024-02-21): Lease agreement or 1007/comparable rent schedule is required. Exception remains. Seller Comment (2024-02-20): bank statements Seller Comment (2024-02-20): assets	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49266139	29998813			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $131.00 exceeds tolerance of $71.00 plus 10% or $78.10. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $60.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $52.90, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-26): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-02-23): XXXXX Label Seller Comment (2024-02-23): check refund Seller Comment (2024-02-23): PCCD Seller Comment (2024-02-23): LOE		02/26/2024		2	C	B	C	B	C	B	C	B	C	B		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49132391	29913485			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-02-07): Coverage is matching with the loan amount. Exception Cleared. Seller Comment (2024-02-06): Please see attached confirming coverage amount matching loan amount	02/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49394966	29864754			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49580302	29943107			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/06/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49535746	29997480			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49042994	30011211			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,240.20 exceeds tolerance of $2,220.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $2,240.20 exceeds tolerance of $2,220.00 for Transfer Tax. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Refinance - Rate/Term	Final CD evidences Cure	D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49042994	30011217			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-02-23): Received subject property CDA. Exception Cleared. Seller Comment (2024-02-22): XX/XX/XX KG: Please see attached CDA	02/23/2024			1	D	A	D	A	D	A	D	A	D	A		TN	Primary	Refinance - Rate/Term		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49042994	30011222			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/19/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Rate/Term		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29924309			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Provided Closing Disclosure is Incompleted.				Reviewer Comment (2024-02-12): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29924310			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Provided Closing Disclosure is Incompleted.				Reviewer Comment (2024-02-12): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29924352			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.					Reviewer Comment (2024-02-12): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29924353			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)					Reviewer Comment (2024-02-12): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29924354			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $150.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $150.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-05): Sufficient Cure Provided At Closing		02/05/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29924369			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Provided Closing Disclosure is Incompleted.				Reviewer Comment (2024-02-12): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29924370			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Provided Closing Disclosure is Incompleted.				Reviewer Comment (2024-02-12): XXXXX received LOA to remove document(s) XXXXX and XXXXX from testing as not provided to the borrower.	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29924371			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,728.48 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,739.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,728.48 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,739.00.
Reviewer Comment (2024-02-27): XXXXX received valid changed circumstance.

Reviewer Comment (2024-02-22): Please provide COC documentation for loan amount change including date of change to determine if revised disclosure was sent timely to support change in fee amounts.

Seller Comment (2024-02-20): (XXXXX) The loan amount decreased and this is why lender credit changed for rate chosen.  Per our compliance this fee can go up or down. We disclosed the decrease on the initial CD. We do not agree there is a cure.

Reviewer Comment (2024-02-19): Lender credit reduced without VCC change from $1739 on the final LE to $1728.48, for a unauthorized reduction of $10.52.  Cure is required.

Reviewer Comment (2024-02-15): The final LE in file, dated XX/XX/XX, shows Lender Credit of $1739. The XX/XX/XX LE was signed by the borrower and XXXXX not be removed from testing. Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.) All documents noted in provided LOA have been removed from testing.
The initial CD, dated XX/XX/XX and signed by the borrower, shows a lender credit of $1728.48. The final CD, after tolerance cure is removed, shows a Lender Credit in the amount of $1728.48. There seems to be no VCC in the loan file that would rebaseline the loan and reduce the lender credit. XXXXX is unable to clear the exception based on current loan file documentation.
A cure in the amount of $10.52 is required.

Seller Comment (2024-02-14): (XXXXX) There wasn't a reduction in lender credit.  The CD was never disclosed to borrower and was a CD from title to balance final fees!!!!!!!!!!

Seller Comment (2024-02-13): (XXXXX) The CD with discount points of $1,739.00 was only to balance with title and note delivered to borrowers or disclosed to them.  I provided a LOE.

Reviewer Comment (2024-02-13): XXXXX received XX/XX/XX CD and e-sign consent.  Did not received any valid changed circumstance for the reduction in lender credit however.  Please provide a valid changed circumstance for this disclosure.

																			02/27/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49032143	29969229			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	XXXXX received LOA to remove CD with Doc ID 0028 and 0029. However, we would require initial CD three days prior to closing date XX/XX/XX in order to clear the exception. Kindly provide initial CD along with evidence that the borrower received initial CD three days prior to closing date.				Reviewer Comment (2024-02-12): XXXXX received initial CD. Seller Comment (2024-02-12): (XXXXX) The first document I uploaded was incorrect and the initial LE. I've uploaded the initial CD and audit trail in the second upload. Thank You!	02/12/2024			1		A		A		A		A		A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49593940	29802904			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/17/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49593940	29802905			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $730.00 exceeds tolerance of $205.00 plus 10% or $225.50. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-17): Sufficient Cure Provided At Closing		01/17/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49593940	29802909			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file was missing a copy of the most recent tax returns document; extension in file.				Reviewer Comment (2024-01-25): Client elects to waive. Reviewer Comment (2024-01-22): Client to review Seller Comment (2024-01-19): XXXXX Tax Return			01/25/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49645914	29872970			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49645914	29873865			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49363152	29879715			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $800.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee $875.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-02-05): COC for additional Appraisal Cost $50.00 - Section J shows cure for remaining $25.00.	02/07/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49363152	29879717			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Notice of Right to Cancel was not provided.				Reviewer Comment (2024-02-09): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii. Seller Comment (2024-02-09): Following up on the clearing of suspense Seller Comment (2024-02-06): Loan is a new construction and property has been vacant therefore NRTC is waived - Appraisal verifies vacant and new construction	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49466242	29970695			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/12/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49466242	29983829			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Missing rate lock.							02/14/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49466242	29983830			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).				Reviewer Comment (2024-02-14): Received compliance report reflecting loan was originated as HPQM (APOR). Exception cleared. Seller Comment (2024-02-14): Please see attached. Thank you!	02/14/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49466242	29983851			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Missing rate lock.				Reviewer Comment (2024-02-14): Received rate lock. Exception cleared. Seller Comment (2024-02-14): Please see attached.	02/14/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49179655	29914789			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $983.60 exceeds tolerance of $980.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $983.60 exceeds tolerance of $980.00 for Appraisal Fee. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-02): Sufficient Cure Provided At Closing		02/02/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49179655	29914801			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49022136	29913337			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49112998	29856768			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49486869	29980203			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $68.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	Credit Report Re-Issue Fee was only disclosed as $68.00 on Closing Disclosure. File does not contain a valid COC for this fee, Evidence of cure in file.				Reviewer Comment (2024-02-13): Sufficient Cure Provided within 60 Days of Closing		02/13/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49486869	29980518			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/13/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49144204	29877574			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/31/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49284096	29978033			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/13/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49284096	29978064			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/13/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49105586	29940491			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/06/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49105586	29940492			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/06/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49105586	29940494			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $70.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Verification Of Employment Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $70.50 on Final Closing Disclosure. File does not contain a valid COC, cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-06): Sufficient Cure Provided At Closing		02/06/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49610375	29998146			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $853.60 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $750.00 on LE but disclosed as $853.60 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing. (7506)				Reviewer Comment (2024-02-15): Sufficient Cure Provided At Closing		02/15/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49237626	29962720			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49237626	29964131			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49552774	30011230			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/19/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49292953	29997932			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $800.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $800.00 on LE but disclosed as $850.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-27): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-02-26): final cd Seller Comment (2024-02-26): Please see attached final CD showing tolerance of $50 in section J	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49292953	30062111			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-28): Sufficient Cure Provided At Closing		02/28/2024		1		A		A		A		A		A		CO	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49338613	29945762			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy not provided in the file.				Reviewer Comment (2024-02-12): Received HOI for the subject property. Exception Cleared. Seller Comment (2024-02-09): HOI	02/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49338613	29945779			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.							02/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49410836	29959871			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $265.00 exceeds tolerance of $94.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $94.00 on LE but disclosed as $265.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-02-09): Sufficient Cure Provided At Closing		02/09/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49587055	29850394			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.				Reviewer Comment (2024-02-02): Received one more month bank statement for XXXXX and XXXXX. Exception Cleared. Seller Comment (2024-02-01): Borrower has following assets: XXXXX $3077, XXXXX $145, $18000 EMD came out of XXXXX copy of check and bank statement were provided, $195000 and $75000 in gift funds, $120532 in proceeds from sale of home. For a total of $411754 in verified assets for down payment. Statements for XXXXX are attached.	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49587055	29850508			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/25/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49587055	29850509			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower within three business days of application.				Reviewer Comment (2024-01-31): XXXXX received disclosure tracking suffice. Seller Comment (2024-01-30): The initial disclosures were sent via XXXXX to the borrower. Please see attached.	01/31/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49587055	29868503			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Insufficient asset documentation has been provided resulting in file being short funds to close.				Reviewer Comment (2024-02-02): Received one more month bank statement for XXXXX and XXXXX. Exception Cleared. Seller Comment (2024-02-01): Borrower has following assets: XXXXX $3077, XXXXX $145, $18000 EMD came out of XXXXX copy of check and bank statement were provided, $195000 and $75000 in gift funds, $120532 in proceeds from sale of home. For a total of $411754 in verified assets for down payment. Statements for XXXXX are attached.	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49583202	30027551			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/21/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49583202	30027552			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-27): QM	02/27/2024			1	B	A	C	A	B	A	C	A	B	A		PA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49583202	30027553			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, paystub provided was dated more than 90 days prior to closing.	Paystub provided was dated more than 90 days prior to closing. Most recent pay stub in file was dated XX/XX/XX.				Reviewer Comment (2024-02-27): The loan was approved using an AUS program where FNMA rules are followed. Documentation in question meets the 120-day old requirement as it is 91 days old. Exception cleared. Seller Comment (2024-02-26): XX/XX/XX KM: Investor follows FNMA guidelines for credit documentation expiration which is 4 months. Please rescind.	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49010862	29868245			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-16): XXXXX received corrected PCCD, LOE. proof of mailing & copy of refund check. Reviewer Comment (2024-02-06): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the appraisal review fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		02/16/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49010862	29868246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $145.00 exceeds tolerance of $105.00. Insufficient or no cure was provided to the borrower.	ero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $145.00 exceeds tolerance of $105.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-09): XXXXX received VCC and LE.	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49010862	29868248			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.					Reviewer Comment (2024-02-06): XXXXX received e-consent dated XX/XX/XX.	02/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49010862	29868249			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2024-02-05): Received LOA to remove incomplete CD, from testing as not provided to the borrower.	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	TRID timing exception, no remediation available.	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49010862	29868251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued.				Reviewer Comment (2024-02-05): Received LOA to remove incomplete CD, from testing as not provided to the borrower.	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49010862	29868252			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-02-05): XXXXX received XX/XX/XX CD received 3 business days prior to consummation.	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49010862	29868269			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Closing Disclosure is incomplete.				Reviewer Comment (2024-02-05): Received LOA to remove incomplete CD, from testing as not provided to the borrower.	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49533923	30011040			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49034214	29886931			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/01/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49612404	29939759			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/06/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49178509	30027223			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-02-27): XXXXX received XX/XX/XX CD received 3 business days prior to consummation. Seller Comment (2024-02-26): Uploading iCD	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49178509	30027225			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $0.00 on LE but disclosed as $175.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-02-27): XXXXX Received Valid COC along with CD. Seller Comment (2024-02-26): NOLC - Appraisal Final Inspection Fee	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49178509	30027313			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/21/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49182930	29983063			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,120.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,452.00.	Final Lender Credit of $-4,120.00 is less than amount previously disclosed in the amount of $-4,452.00.				Reviewer Comment (2024-02-22): XXXXX received additional information and rate lock for valid changed circumstance. Seller Comment (2024-02-20): on XX/XX/XX the fico was updated which increased the loan level pricing adjuster on the lock confirmation. The broker also added a loan level pricing credit to make the final price $4052 in lender credit. The additional $100 showing on final CD is for the appraisal fee tolerance cure and not associated with the lock. Lock confirmation, redisclosure, and tolerance cure breakdown are attached.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49182930	29983111			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49364930	29959729			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49307668	29866322			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49307668	29866323			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Initial rate Lock date is not documented in file.							01/29/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49307668	29866324			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-02-05): Compliance summary provided confirming loan designation should be HPQM(APOR) Seller Comment (2024-02-01): Compliance Summary	02/05/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49307668	29866334			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Initial rate Lock date is not documented in file.				Reviewer Comment (2024-02-02): Received rate lock document. Exception Cleared. Seller Comment (2024-02-01): Lock Confirmation	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49307668	29866359			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-02-02): Received condo Approval document. Exception Cleared. Seller Comment (2024-02-01): Condo Approval attached	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49167930	29952245			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $767.00 exceeds tolerance of $389.00 plus 10% or $427.90. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $427.90 due to increase of recording fee. No valid COC provided, cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-08): Sufficient Cure Provided At Closing		02/08/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49167930	29952266			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $993,435.19 is under disclosed by $219.34 compared to the calculated Finance Charge of $993,654.53 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $993,435.19. Calculated finance charge is $993,654.53. Variance of $219.34. Based on review discrepancy occurred due to APR variance of 0.00228%. APR disclosed 6.927% however calculated APR 6.92472%.
Reviewer Comment (2024-02-28): XXXXX received PCCD, LOE, Copy of refund and proof of mailing.

Seller Comment (2024-02-26): PCCD, Copy of Refund Check, LOX and UPS Label

Reviewer Comment (2024-02-19): XXXXX recieved Corrected CD.  However, missing remaining cure documentation for this finance charge underdisclosure at closing.  Costs were underdisclosed by $219.34.  Appears lender did not include the Title-Sales Tax amount of $219.34 in the finance charges. XXXXX analyzes sales tax on a fee by fee basis to determine when it is included as an APR fee.  If the sales tax is on a finance charge, we will include the sales tax on that item as a finance charge.  If the tax is on a non-APR fee, then we will not include the item in the finance charges.  The reason for this analysis is that the borrower would not need to pay sales tax on that item if it were a cash transaction. We need to determine the title service the sales tax is associated with to determine if the sales tax is a non-APR fee. The lender XXXXX provide one of the following to allow us to further analyze the sales tax: Generic LOE to borrower and corrected CD with a more specific sales tax fee name, (i.e. Title-Lender title insurance Sales Tax); Specific LOE to borrower that indicates the sales tax should have been named differently (i.e. Title -Sales tax on Document Preparation, etc); or Attestation from the settlement agent that specifies the purpose of the title service that was taxed. If the sales tax is not associated with an APR fee, then it will be removed from the APR calculation.  If the sales tax is associated with an APR fee, it will be included in the calculation and a cure will be required. Cure documentation if included would need to also include the LOE to borrower that accompanied the PCCD, copy of cure refund for total underdisclosure and proof of mailing.

Seller Comment (2024-02-15): PCCD attached

																				02/28/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49322642	29945613			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/07/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49322642	29945628			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $145.83 exceeds tolerance of $132.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $145.83 exceeds tolerance of $132.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-07): Sufficient Cure Provided At Closing		02/07/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49564849	29945399			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $235.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	0% Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $235.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-07): Sufficient Cure Provided At Closing		02/07/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49518386	30011800			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.							02/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49525592	29975297			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49518745	29967126			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49518745	29967127			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49518745	29967351			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide hazard insurance verification for the property located at XXXXX.				Reviewer Comment (2024-02-15): Received Insurance verification for the property located at XXXXX. Exception Cleared. Seller Comment (2024-02-14): XX/XX/XX KM: Attached.	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49518745	29967379			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $896,400 are insufficient to meet cash to close of $920,039.85. Final 1008 reflects $1,062,000 verified, however, only $896,400 verified in file.				Reviewer Comment (2024-02-15): Received source of deposit and wire transfer document for EMD. Exception Cleared. Seller Comment (2024-02-14): XX/XX/XX KM: The EMD cleared the XXXXX account of XX/XX/XX. Seller Comment (2024-02-14): XX/XX/XX KM: The EMD cleared the XXXXX of XX/XX/XX.	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49518745	29967888			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-02-15): Received source of deposit and wire transfer document for EMD. Exception Cleared. Seller Comment (2024-02-14): XX/XX/XX KM: The EMD cleared the XXXXX account of XX/XX/XX.	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49442988	30047734			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49442988	30047737			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $79.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $75.00 on LE but disclosed as $79.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-02-26): Sufficient Cure Provided At Closing		02/26/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49311148	29924186			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/05/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49603527	30032897			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49584701	30050094			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49584701	30050111			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49584701	30050279			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49584701	30050349			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49536168	30026873			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49355788	30030159			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-02-26): Received Post Disaster Inspection Report reflecting no damage to the property. Exception Cleared.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49049755	29964123			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49049755	29964137			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.
Reviewer Comment (2024-02-28): XXXXX received lender attestation that CD doc ID 0152 was never disclosed to borrower.

Seller Comment (2024-02-26): attestation

Seller Comment (2024-02-26): Please see attached

Reviewer Comment (2024-02-22): There is an incomplete CD in file resulting in the exception cited.  Interest Rate, Loan calculations, and several other fields are 0% or blank.  Please provide attestation that incomplete CD on doc ID XXX was not an actual CD provided to borrower so that it XXXXX be excluded from testing.

Seller Comment (2024-02-20): the last LE was signed by borrowers on XX/XX/XX. The initial Cd was sent the next day. XX/XX/XX.

																			02/28/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48982244	30011537			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,832.55 exceeds tolerance of $3,153.00 plus 10% or $3,468.30. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $3,832.55 exceeds tolerance of $3,153.00 plus 10% or $3,468.30. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49003539	30048229			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49003539	30048795			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49003539	30048796			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49003539	30048798			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $289.00 exceeds tolerance of $110.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit report Fee $289.00 exceeds tolerance of $110.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-26): Sufficient Cure Provided At Closing		02/26/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49599153	30020247			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49008417	29980231			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $146.00 exceeds tolerance of $136.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $146.00 exceeds tolerance of $136.00. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2024-02-13): Sufficient Cure Provided At Closing		02/13/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49008417	29980245			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/13/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49283676	30030484			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $925.00 exceeds tolerance of $760.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $760.00 on LE but disclosed as $925.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2024-02-21): Sufficient Cure Provided At Closing		02/21/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49113802	29923218			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/05/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49113802	29923219			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Reviewer Comment (2024-02-12): Duplicate exception.

Reviewer Comment (2024-02-12): XXXXX received CD XX/XX/XX along with e-consent document however the viewed date XX/XX/XX is not within three days prior to closing date. Kindly provide evidence that the borrower received initial CD dated XX/XX/XX three days prior to closing date XX/XX/XX.

Seller Comment (2024-02-09): docs 012524

Reviewer Comment (2024-02-09): XXXXX No new document received. CD XX/XX/XX is located in file. Please provide the CD issued to borrower prior to consummation for review or documentation the final CD was provide to borrower 3 business days prior to review.

Seller Comment (2024-02-08): icd

																			02/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49113802	29923220			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-02-15): XXXXX received proof of receipt. Seller Comment (2024-02-13): docs sent to the borr on XX/XX/XX per the attached Reviewer Comment (2024-02-12): Provided documentation indicates receipt of XX/XX/XX LE for review. Seller Comment (2024-02-08): docs 012524	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49113802	29969319			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	XXXXX received XX/XX/XX CD without receipt. Please provide documentation of receipt if available. The mailbox rule is applied therefore receipt date is XX/XX/XX. Consummation date is XX/XX/XX. XX/XX/XX is day 1, XX/XX/XX is day 2. Please provide documentation if the CD was received XX/XX/XX (day 3) or earlier for review.				Reviewer Comment (2024-02-14): XXXXX received tracking for initial CD. Seller Comment (2024-02-13): docs sent XX/XX/XX	02/14/2024			1		A		A		A		A		A		GA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49437288	30003949			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/16/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49437288	30005097			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/16/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49309887	30021081			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-02-29): Received Post Disaster Inspection Report reflecting no damage to the property. Exception Cleared. Seller Comment (2024-02-29): Please see attached.	02/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49539105	29959544			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49117245	30043291			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49117245	30043409			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49367595	30043287			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49367595	30043958			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49579275	29886733			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/01/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49579275	29886736			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-02-07): XXXXX received initial CD. Seller Comment (2024-02-06): icd	02/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49630285	29959628			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/09/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49630285	29959629			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2024-02-20): Undiscounted rate and undiscounted rate price were provided. Seller Comment (2024-02-19): See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.	02/20/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49630285	29959630			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.74025% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $44,063.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $35,342.26 (an overage of $8,720.74 or .74025%).	QM Points and Fees threshold exceeded by $9,488.74 or .82334%.				Reviewer Comment (2024-02-20): Undiscounted rate and undiscounted rate price were provided. Seller Comment (2024-02-19): See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49392185	30029929			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,028.60 exceeds tolerance of $1,025.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,028.60 exceeds tolerance of $1,025.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-21): Sufficient Cure Provided At Closing		02/21/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48979434	29960221			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $13,060.25 exceeds tolerance of $13,057.00. Insufficient or no cure was provided to the borrower.	0% Fee Tolerance exceeded for Transfer Tax. Fee Amount of $13,060.25 exceeds tolerance of $13,057.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-19): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Seller Comment (2024-02-17): $3 tolerance cure credit was provided for the increase in this fee. See attached tolerance cure breakdown and final cd page 2 section J	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48979434	30010886			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $13,060.25 exceeds tolerance of $13,057.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception."				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49522212	30027422			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/21/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49522212	30027496			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $80.00 plus 10% or $88.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-21): Sufficient Cure Provided At Closing		02/21/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49522212	30027497			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $97.43 exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-21): Sufficient Cure Provided At Closing		02/21/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49436743	29994804			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/15/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49132452	30033909			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/22/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49074544	30013383			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49074544	30013442			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49074544	30030507			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2024-02-26): Received Post Disaster Inspection Report reflecting no damage to the property. Exception Cleared. Seller Comment (2024-02-26): XX/XX/XX cdl - Please see attached PDI.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49591678	30013914			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49591678	30013915			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $135.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49566591	30034342			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/22/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49362678	30045868			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49062932	30049673			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49062932	30049675			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $78.00 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $78.00 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2024-02-26): Sufficient Cure Provided within 60 Days of Closing		02/26/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49062932	30049681			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							02/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49644894	30028085			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							02/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49408858	29970821			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-02-22): Client elects to waive. Reviewer Comment (2024-02-19): Client to review Seller Comment (2024-02-15): XX/XX/XX KM: Extension has been documented for the borrower's XXXXX tax returns.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49408858	29970822			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.					Reviewer Comment (2024-02-22): Client elects to waive. Reviewer Comment (2024-02-19): Client to review Seller Comment (2024-02-15): XX/XX/XX KM: Extension has been documented for the borrower's XXXXX tax returns.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49408858	29990208			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Exception triggered due to DTI exceeding guides.				Reviewer Comment (2024-02-19): Proof debt is paid by another party for at least the last 12 months has been provided. Seller Comment (2024-02-15): XX/XX/XX KM: Please see the attached payment history.	02/19/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49408858	29990209			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.56101% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	File was submitted with the XXXXX account omitted, however no supporting documentation was provided. Inclusion of the payment increases the DTI outside of guides.				Reviewer Comment (2024-02-19): Proof debt is paid by another party for at least the last 12 months has been provided. Seller Comment (2024-02-15): XX/XX/XX KM: Please see the attached payment history.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49408858	29990222			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		File was submitted with the XXXXX account omitted, however no supporting documentation was provided. Inclusion of the payment increases the DTI outside of guides.				Reviewer Comment (2024-02-19): Proof debt is paid by another party for at least the last 12 months has been provided. Reviewer Comment (2024-02-16): Received bank statement for other party reflecting the 12 months payment. however the payment amount and liability is different. File was submitted with the XXXXX account omitted, however no supporting documentation was provided. Exception remains. Seller Comment (2024-02-15): XX/XX/XX KM: Please see the attached payment history.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49408858	29990334			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-02-19): Proof debt is paid by another party for at least the last 12 months has been provided. Seller Comment (2024-02-15): XX/XX/XX KM: Please see the attached payment history.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49461337	30086616			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	LE dated XX/XX/XX presumed received XX/XX/XX. Closing date XX/XX/XX. Earlier receipt not provided.				Reviewer Comment (2024-01-30): XXXXX received proof of receipt. Buyer Comment (2024-01-26): LE - Per Lender: "See attached evidence borrower emailed over showing they received and signed docs on XX/XX/XX." Reviewer Comment (2024-01-22): XXXXX received proof of Upload of the Final LE on XX/XX/XX, but this is not proof of "Download" or receipt by borrower. Must provide proof borrower receipt. Buyer Comment (2024-01-18): Disclosure tracking - emailed XX/XX/XX	01/30/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	No Defined Cure	C	B	C	A	C	A	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49461337	30086617			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Require consecutive two months bank statements for XXXXX Checking Acc #XXXXX & Savings Acc #XXXXX.				Reviewer Comment (2024-01-19): Received 2nd moths bank statement of XXXXX account. Exception Cleared Buyer Comment (2024-01-18): 2 months statements	01/19/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	A	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49461337	30086619			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Commitment Report in file disclosed $1,000,000 of title insurance coverage; however this is less than the loan amount of $XXXXX. Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-01-12): Title provided Buyer Comment (2024-01-12): Corrected policy attached reflecting $XXXXX	01/12/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		C	B	C	A	C	A	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49461337	30086620			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7		Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.				Reviewer Comment (2024-03-18): Field Review provided. Reviewer Comment (2024-03-01): Cleared in error. Reviewer Comment (2024-01-16): CDA and appraisal review have been provided. Buyer Comment (2024-01-13): Appraisal review details attached.	03/18/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	A	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49461337	30189891			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 22	Note Date: ___; Lien Position: ___	Desk review value is Indeterminate. Field Review agrees with appraised value.				Reviewer Comment (2024-04-10): Client elects to waive.			04/10/2024	2		A		A		A		A		B		NC	Primary	Purchase		C	B	C	A	C	A	C	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49512731	30334188			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-16): Sufficient Cure Provided At Closing		01/16/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49512731	30334190			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business Returns for XXXXX and XXXXX for the Business. XXXXX. have not been provided as required				Reviewer Comment (2024-01-25): As per K-1 Borrower's is having less than 25% ownership and income calculated as K-1<25%. Exception cleared. Buyer Comment (2024-01-24): Less than 25% ownership, full business tax returns are not required and qualified using only K-1 Schedules.. Reviewer Comment (2024-01-24): Received XXXXX business tax return without signature, provide XXXXX business tax return with signature. Exception Remains Buyer Comment (2024-01-22): taxes as requested	01/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49512731	30334191			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Income documentation requirements have not been met. Business Returns for XXXXX and XXXXX for the Business. XXXXX. have not been provided as required				Reviewer Comment (2024-01-25): As per K-1 Borrower's is having less than 25% ownership and income calculated as K-1<25%. Exception cleared. Buyer Comment (2024-01-24): Less than 25% ownership, full business tax returns are not required and qualified using only K-1 Schedules.. Reviewer Comment (2024-01-24): Received XXXXX business tax return without signature, provide XXXXX business tax return with signature. Exception Remains Buyer Comment (2024-01-22): taxes as requested	01/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49512731	30334192			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation discrepancy due to Income documentation requirements have not been met. Business Returns for XXXXX and XXXXX for the Business. XXXXX. have not been provided as required				Reviewer Comment (2024-01-25): As per K-1 Borrower's is having less than 25% ownership and income calculated as K-1<25%. Exception cleared. Buyer Comment (2024-01-24): Less than 25% ownership, full business tax returns are not required and qualified using only K-1 Schedules.. Reviewer Comment (2024-01-24): Received XXXXX business tax return without signature, provide XXXXX business tax return with signature. Exception Remains Buyer Comment (2024-01-22): taxes as requested	01/25/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49512731	30334193			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan is at QM Risk. Income documentation requirements have not been met. Business Returns for XXXXX and XXXXX for the Business. XXXXX. have not been provided as required				Reviewer Comment (2024-01-25): As per K-1 Borrower's is having less than 25% ownership and income calculated as K-1<25%. Exception cleared. Buyer Comment (2024-01-24): Less than 25% ownership, full business tax returns are not required and qualified using only K-1 Schedules.. Reviewer Comment (2024-01-24): Received XXXXX business tax return without signature, provide XXXXX business tax return with signature. Exception Remains Buyer Comment (2024-01-22): taxes as requested	01/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49512731	30334194			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was dated on XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-01-23): Preliminary appraisal and receipt provided. Buyer Comment (2024-01-22): appraisals and deliv Buyer Comment (2024-01-22): taxes as requested	01/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49330295	30334195			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	The XX/XX/XX Loan Estimate is not signed/dated and there is no other evidence in loan file the borrower received the revised loan estimate at least 4 business days before closing.				Reviewer Comment (2024-01-29): XXXXX received proof of receipt. Buyer Comment (2024-01-25): LE receipt	01/29/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49330295	30334196			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-23): Sufficient Cure Provided At Closing		01/23/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49330295	30334197			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $350.00 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-23): Sufficient Cure Provided At Closing		01/23/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49330295	30334198			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $145.50 exceeds tolerance of $88.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-23): Sufficient Cure Provided At Closing		01/23/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49082260	30334202			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1		File is missing a copy Appraisal				Reviewer Comment (2024-01-31): Primary Appraisal updated. Exception cleared. Buyer Comment (2024-01-29): appraisal #1 Buyer Comment (2024-01-29): appraisal #2	01/31/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49082260	30334203			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The subject property is located in a FEMA Disaster area. Require a post-disaster inspection verifying there was no damage to the subject property				Reviewer Comment (2024-01-31): Property inspection report received, there was no damage to the subject property. Exception cleared. Buyer Comment (2024-01-29): final inspection	01/31/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49082260	30334204			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Primary appraisal is missing in the file.				Reviewer Comment (2024-01-31): Primary Appraisal updated. Exception cleared. Buyer Comment (2024-01-29): primary appraisal	01/31/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49082260	30334205			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Secondary appraisal is missing in the file.				Reviewer Comment (2024-01-31): Secondary Appraisal updated. Exception cleared. Buyer Comment (2024-01-29): secondary appraisal	01/31/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49362627	30334206			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Buydown Term is missing.		Buydown agreement is missing from the file				Reviewer Comment (2024-02-02): Lender provided the executed BDA as required Buyer Comment (2024-02-01): copy of final BDA uploaded.	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49362627	30334207			Compliance	Compliance	Federal Compliance	Compliance	Buydown Agreement and Buydown Deposit Discrepancy - Buydown Terms Not Considered	HUD/CD reflects Temporary Buydown Amount in the amount of $33,285.36. Temporary Buydown Agreement not in file. Unable to determine if temporary buydown amount collected is sufficient per terms of Buydown Agreement Payment Schedule. Additional subsidy or refund/credit of overage XXXXX be required if amount collected does not match terms of buydown agreement.	Buydown agreement is missing from the file				Reviewer Comment (2024-02-02): Lender provided the executed BDA Buyer Comment (2024-02-01): copy of final BDA uploaded.	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49362627	30334208			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-02-02): Econsent provided. Buyer Comment (2024-02-01): E-Sign Consent uploaded	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49362627	30334211			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $145.50 exceeds tolerance of $138.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $138 on the Loan Estimate but disclosed as $145.50 on the Final Closing Disclosure. The file does not contain a valid change of circumstance for this fee, cure provided at closing.				Reviewer Comment (2024-01-29): Sufficient Cure Provided At Closing		01/29/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49362627	30334212			Credit	Missing Document	General	Missing Document	Missing Document: Buydown Agreement not provided		file is Missing Buydown Agreement				Reviewer Comment (2024-02-02): Lender provided the executed BDA as required Buyer Comment (2024-02-01): copy of final BDA uploaded.	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49362627	30334213			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Initial XXXXX Rate lock was not provided in the loan file.				Reviewer Comment (2024-02-02): Initial XXXXX rate lock provided Buyer Comment (2024-02-01): Initial XXXXX Rate lock provided	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49632601	30334215			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-02): XXXXX Rate Lock provided. Buyer Comment (2024-02-01): uploaded XXXXX Rate Lock	02/02/2024			1	C	A	C	A	C	A	C	A	D	A		NE	Primary	Refinance - Rate/Term		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49489695	30334217			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	File is missing a copy of E-sign Consent agreement.				Reviewer Comment (2024-02-09): E-sign Consent Agreement updated. Exception Cleared Buyer Comment (2024-02-07): esign agreement XX/XX/XX Reviewer Comment (2024-02-06): Provided e-sign consent document is dated XX/XX/XX and application date XX/XX/XX which is not match. Provide correct e-sign document. Exception remains. Buyer Comment (2024-02-02): esign consent attached	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49489695	30334218			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-02-09): Supplementary title report with policy amount to cover the loan value updated. Exception Cleared Buyer Comment (2024-02-07): attached title policy with correct loan amount	02/09/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49499041	30334220			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-09): Rate lock associated. Exception Cleared. Buyer Comment (2024-02-08): uploaded initial XXXXX lock	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49499041	30334221			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was delivered to borrower on XX/XX/XX is missing from the file.				Reviewer Comment (2024-02-09): Appraisal received. Exception Cleared Buyer Comment (2024-02-07): preliminary appraisal that was delivered to borrower on XX/XX/XX is attached	02/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49500499	30334229			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,248.82 exceeds tolerance of $116.00 plus 10% or $127.60. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-02-08): Sufficient Cure Provided within 60 Days of Closing		02/08/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49500499	30334230			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. Coverage shortfall $90,300.00. Provide updated Hazard Insurance Policy with Dwelling Coverage of at least $892,800.00 or Replacement Cost Estimator.				Reviewer Comment (2024-02-15): Replacement Cost estimator for insufficient coverage considered. Exception Cleared. Buyer Comment (2024-02-13): HOI docs	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49500499	30334231			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-14): Rate Lock associated. Exception Cleared. Buyer Comment (2024-02-12): lock form	02/14/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49432079	30334232			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	File does not contain evidence the revised Loan Estimate dated XX/XX/XX was provided to or received by borrower at least 4 business days prior to closing.				Reviewer Comment (2024-02-16): XXXXX received proof of earlier electronic receipt Buyer Comment (2024-02-14): LE Delivery.	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49432079	30334234			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $650 on the Loan Estimate but disclosed as $725 on the Final Closing Disclosure. The file does not contain a valid change of circumstance for this fee. No cure provided at closing.				Reviewer Comment (2024-02-21): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD Buyer Comment (2024-02-20): Cure Check. Reviewer Comment (2024-02-20): XXXXX received LOE to borrower, proof of mailing, Corrected CD. Missing Copy of Refund Check. Buyer Comment (2024-02-19): PCCD, LOX & XXXXX - Cure Check to be uploaded once generated.		02/21/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49432079	30334236			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-16): Received Rate Lock document with Initial Rate Lock date, Exception cleared. Buyer Comment (2024-02-14): Rate Lock	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49432079	30334237			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,880.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-9,600.00.	Lender credit was disclosed as -$9,600.00 on the initial Loan Estimate and decreased to $2,880.00 on revised Loan Estimate. COC in file for date of increase does not specify lender credit decrease. No cure provided at closing.				Reviewer Comment (2024-02-16): XXXXX received valid changed circumstance. Buyer Comment (2024-02-15): COC attached. Product Change caused credit to decrease.	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49028695	30334239			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-02-20): XXXXX received proof of receipt. Buyer Comment (2024-02-16): see proof that the COC dated XX/XX/XX was received by the borrower on XX/XX/XX Reviewer Comment (2024-02-15): Mailbox rule indicates XX/XX/XX LE received on XX/XX/XX. Please provide documentation of earlier receipt. This is a timing exception with no visible means of cure. Buyer Comment (2024-02-13): the revised LE was sent and received by the borrower on XX/XX/XX and the loan closed on XX/XX/XX. See attached Mortgage.	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49028695	30334241			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-14): Rate lock received, exception cleared Buyer Comment (2024-02-12): lock	02/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49075351	30334243			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-19): Rate lock associated. Exception Cleared. Buyer Comment (2024-02-15): XXXXX Rate Lock for XXXXX	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49458673	30334245			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-02-21): XXXXX received proof of earlier electronic receipt Buyer Comment (2024-02-19): LE received within 4 days prior to close	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49458673	30334247			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXXX Fee. Fee Amount of $4.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	XXXXX Fee was last disclosed as $0 on the Loan Estimate but disclosed as $4 on the Final Closing Disclosure. The file does not contain a valid change of circumstance for this fee, cure provided at closing.				Reviewer Comment (2024-02-21): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2024-02-20): check copy Reviewer Comment (2024-02-20): XXXXX received LOE to borrower, proof of mailing, Corrected CD. Missing Copy of Refund Check. Buyer Comment (2024-02-19): TRID cure docs		02/21/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49458673	30334248			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-19): XXXXX initial rate lock provided. Buyer Comment (2024-02-19): rate lock	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49458673	30334249			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.					Reviewer Comment (2024-02-19): Rate Lock provided Buyer Comment (2024-02-19): rate lock	02/19/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49304577	30334255			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Homeowner's insurance coverage for subject property is insufficient by $144,860.00. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-02-23): Replacement Cost Estimator received. No coverage shortfall. Exception Cleared. Buyer Comment (2024-02-22): rce Reviewer Comment (2024-02-20): Provided Insurance coverage is not sufficient there is coverage shortfall of $144860. Exception Remains. Buyer Comment (2024-02-19): HOI	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49304577	30334256			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-19): XXXXX rate lock provided. Buyer Comment (2024-02-19): initial lock	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49304577	30334257			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower.	Appraisal fee increased from $500.00 on initial LE to $875.00 on revised LE dated XX/XX/XX. COC in file references fee increase but does not provide a reason for the increase. No cure provided at closing.
Reviewer Comment (2024-02-23): XXXXX received copy of email conversation and as per associated comment.

Buyer Comment (2024-02-22): We were notified by the XXXXX that due to the price/size of the home, they would need to increase the fee.
- Attached email confirms quote of $875 received on XX/XX/XX and disclosed new amount on XX/XX/XX

Reviewer Comment (2024-02-21): XXXXX received Changed Circumstance dated XX/XX/XX,  but it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-02-20): COC

																			02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49225731	30334258			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the Initial XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-02-27): XXXXX rate lock provided. Buyer Comment (2024-02-27): lock form	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49247209	30334266			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-03-01): Project Approval for the Condo is available in the file. Exception Cleared. Buyer Comment (2024-02-29): Please see Condo Approval, Document ID 0158/0159.	03/01/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49247209	30334268			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $1,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	0% tolerance was exceeded by $1,000 due to Attorney Review Fee. No valid COC provided				Reviewer Comment (2024-03-01): XXXXX received corrected PCCD & LOE. Buyer Comment (2024-02-29): LOX, PCCD & Proof.	03/01/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49247209	30334269			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-03-01): XXXXX Rate Lock associated. Exception Cleared. Buyer Comment (2024-02-29): Initial Rate Lock	03/01/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49247209	30334270			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Evidence of appraisal delivery to the borrower is required for appraisal dated XX/XX/XX.				Reviewer Comment (2024-03-01): Evidence of Appraisal Delivery for appraisal dated XX/XX/XX provided. Exception Cleared. Buyer Comment (2024-02-29): Appraisal Delivery	03/01/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49247209	30334271			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was dated XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-03-01): Evidence of Preliminary Appraisal and its delivery provided in the file. Exception Cleared.is Buyer Comment (2024-02-29): Appraisal Delivery on file, Document ID 0253. Buyer Comment (2024-02-29): Prelim Appraisal on File, Document ID 0166.	03/01/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49421585	30334274			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $200.00 plus 10% or $220.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $150 due to Recording Fee. Specific credit of $130 has been provided as cure at closing.				Reviewer Comment (2024-02-27): Sufficient Cure Provided At Closing		02/27/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49421585	30334275			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Documentation in file indicates multiple appraisal delivery dates. Provide all additional appraisals with evidence of delivery to the borrowers.				Reviewer Comment (2024-03-01): Preliminary Appraisal dated XX/XX/XX is provided. Exception Cleared. Buyer Comment (2024-02-29): XX/XX/XX Appraisal	03/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49421585	30334276			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-03-01): XXXXX Rate Lock associated. Exception Cleared. Buyer Comment (2024-02-29): Initial Rate Lock	03/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49300012	30370886			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-01-12): Appraisal provided Buyer Comment (2024-01-11): Original Appraisal Reviewer Comment (2024-01-09): Appraisal was delivered to the borrower on XX/XX/XX. Please provide the original appraisal. Appraisal in file is dated XX/XX/XX. Buyer Comment (2024-01-09): Appraisal delivery confirmation	01/12/2024			1	B	A	B	A	B	A	B	A	B	A		WI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49300012	30370888			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $895.00 exceeds tolerance of $875.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing				Reviewer Comment (2024-01-03): Sufficient Cure Provided At Closing		01/03/2024		1	A	A	A	A	A	A	A	A	A	A		WI	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49300012	30370890			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall $63,200.00. Hazard Insurance Coverage Amount is insufficient.
Reviewer Comment (2024-01-30): Received PCCD and Invoice. refer new exception raised due to change in monthly escrow amount. Exception Cleared

Buyer Comment (2024-01-28): comment from lender: The borrower has already paid the difference between the original and updated policy. Attached is a PCCD and invoice showing the balance due as $0.

Reviewer Comment (2024-01-23): Revised HOI received for subject Property with increase in Coverage and Premium, Require PCCD and Payment Invoice with revised HOI Premium.

Buyer Comment (2024-01-22): Please see attached.

Reviewer Comment (2024-01-22): No new document receive post RCE (With Debris) $243,265 which is more than coverage amount $232,800. Require updated HOI with coverage amount covering RCE amount. Exception Remains

Buyer Comment (2024-01-19): Per lender : The policy uploaded last night is for $300,000 which is higher than the loan amount.

Reviewer Comment (2024-01-11): Received RCE (With Debris) $243,265 which is more than coverage amount $232,800. Require updated HOI with coverage amount covering RCE amount. Exception Remains

Buyer Comment (2024-01-10): RCE

																			01/30/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49300012	30370891			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	New exception as result of documentation provided. Initial escrow account statement does not match charges on provided PCCD				Reviewer Comment (2024-02-01): IEAD provided. Buyer Comment (2024-01-30): Updated IEAD	02/01/2024			1		A		A		A		A		A		WI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49300012	30370892			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.					Reviewer Comment (2024-02-06): XXXXX received : Letter of Explanation, Proof of Delivery, and Corrected CD. Buyer Comment (2024-02-02): LOE to borrower Reviewer Comment (2024-02-01): Please provide copy of LOE sent to borrower to complete remediation.		02/06/2024		2		B		B		B		B		B		WI	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49300012	30370893			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	IEAD provided				Reviewer Comment (2024-02-01): Sufficient Cure Provided At Closing		02/01/2024		1		A		A		A		A		A		WI	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49118138	30370899			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Mortgage payment history missing for the month of XXXXX for primary residence "XXXXX".				Reviewer Comment (2024-01-31): Statement provided Buyer Comment (2024-01-29): statement due for XXXXX pmt	01/31/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49592216	30370900			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Testing as Higher Priced QM (APOR). Loan XXXXX re-designated to Higher Priced QM (APOR) upon request.				Reviewer Comment (2024-02-05): Re-designated to HPQM. Buyer Comment (2024-02-02): XXXXX reflecting HPQM - please redesignate	02/05/2024			1	B	A	C	A	B	A	C	A	B	A		NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49592216	30370902			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $84.00 plus 10% or $92.40. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure Provided At Closing.				Reviewer Comment (2024-01-30): Sufficient Cure Provided At Closing		01/30/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49592216	30370903			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet document is missing.				Reviewer Comment (2024-02-06): Income worksheet received. Exception cleared Buyer Comment (2024-02-05): Income Calc	02/06/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49493721	30370910			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CDA report in the loan file is not a XXXXX report, guidelines require seondary report from XXXXX.				Reviewer Comment (2024-02-01): XXXXX is acceptable. Buyer Comment (2024-01-30): See email from XXX ok to use XXXXX Buyer Comment (2024-01-30): Per Lender : XXXXX does not do CDA's in XXXXX	02/01/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49493721	30370911			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing page 1 of DU findings.				Reviewer Comment (2024-02-01): AUS provided Buyer Comment (2024-01-30): DU	02/01/2024			1		A		A		A		A		A		HI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49525525	30370912			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2024-02-02): CDA received for subject property exception Cleared Buyer Comment (2024-02-01): CDA	02/02/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49341646	30370921			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Agriculturally zoned properties not eligible. Appraisal reflects zoned Agricultural District.	The representative FICO score is above 680. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	768 vs 680	SitusAMC,Aggregator SitusAMC	Reviewer Comment (2024-02-02): Client request to waive with compensating factors. Buyer Comment (2024-02-02): XXXXX will accept. Please downgrade the exception. Reviewer Comment (2024-01-26): The appraiser provided a document showing the zoning as Agricultural (A) which is used for Rural and residential with very low densities. Rural zoning is also ineligible. Property is Agriculturally zoned which is not eligible. Buyer Comment (2024-01-24): Per lender: Additional Comments from appraiser			02/02/2024	2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49559524	30370922			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-01-30): Delivery provided. Buyer Comment (2024-01-26): Appraisal delivery	01/30/2024			1	B	A	B	A	B	A	B	A	B	A		MT	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49559524	30370924			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement is missing.				Reviewer Comment (2024-01-29): VOM with pay history received Support monthly Payment of $1,504.30 Exception Cleared Buyer Comment (2024-01-26): VOL and payment history	01/29/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49559524	30370928			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-01-30): Delivery provided. Buyer Comment (2024-01-30): CDA is an underwriting requirement not used for borrower credit decision. Please cancel.	01/30/2024			1	B	A	B	A	B	A	B	A	B	A		MT	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49559524	30370929			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tenants in Common on Deed of Trust. Missing Tenancy-in-Common Agreement.				Reviewer Comment (2024-02-01): Cleared Buyer Comment (2024-01-30): comment from lender: Tenants in Common decided by a will.	02/01/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49043564	30370935			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing third party verification for S-Corp. CPA letter in file speaks to filing of previous returns but does not validate current and active as required by guides.				Reviewer Comment (2024-02-15): CPA letter confirm Business XXXXX is still active. Exception Cleared Buyer Comment (2024-02-14): CPA	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49644146	30370936			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-01-30): Delivery provided. Buyer Comment (2024-01-26): Please see uploaded appraisal ***delivery Buyer Comment (2024-01-26): Appraisal disorder	01/30/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49644146	30370943			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Pay History not provided		Require verification of rent on borrower previous rent residence 'XXXXX' per 24 months housing history requirement per guide.
Reviewer Comment (2024-02-02): Clarification received for co-borrower XXXXX listed as rent as she does not owned Property living with Borrower XXXXX. Exception Cleared

Buyer Comment (2024-02-01): comment from lender: Can you please provide clarification on this? Borrower, XXXXX, owns departing residence at XXXXX and Co-Borrower, XXXXX, is listed as renting this property because she doesn't have ownership. I am not sure what the term "living on rent" means.

Reviewer Comment (2024-01-30): As per closing statement/Fraud Report/ only borrower "XXXXX" name listed, where as Final 1003 noted Co-borrower "XXXXX" living on Rent on "XXXXX" please provide clarification or rent history (if living on rent) Exception Remains

Buyer Comment (2024-01-29): comment from lender: Per the 1003, XXXXX was owned by the borrower. Please see the attached settlement statement from the sale of that home. The associated mortgage tradeline is on page 5 of the credit report. Snip attached.

																			02/02/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370945			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan allows for Partial Payments.	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan allows for Partial Payments.				Reviewer Comment (2024-02-08): XXXXX received PCCD and LOE. Buyer Comment (2024-02-06): PCCD Buyer Comment (2024-02-06): LOE		02/08/2024		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370946			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $78.00 exceeds tolerance of $32.00 plus 10% or $35.20. Insufficient or no cure was provided to the borrower.	Cure provided at closing was insufficient. Remaining cure required is $.20				Reviewer Comment (2024-02-16): XXXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-15): Lender rebuttal Reviewer Comment (2024-02-06): XXXXX Final CD reflects cure of $109.45 and overall cure required on file is $109.65 (Appraisal fee $25, Credit report fee $30, transfer tax $11.85 and 10% $42.80). Provide additional cure of $0.20 or provide evidence of any fee rounded off on LE. Buyer Comment (2024-02-05): Lender rebuttal	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370947			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing. This exception will be cleared when the remaining tolerance issue has been resolved.				Reviewer Comment (2024-02-16): XXXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-15): Please see uploaded Lender rebuttal Reviewer Comment (2024-02-06): XXXXX Final CD reflects cure of $109.45 and overall cure required on file is $109.65 (Appraisal fee $25, Credit report fee $30, transfer tax $11.85 and 10% $42.80). Provide additional cure of $0.20 or provide evidence of any fee rounded off on LE. Buyer Comment (2024-02-05): Please see uploaded Lender rebuttal	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370948			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $69.00 exceeds tolerance of $39.00. Insufficient or no cure was provided to the borrower.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing. This exception will be cleared when the remaining tolerance issue has been resolved.				Reviewer Comment (2024-02-16): XXXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-15): Please see uploaded Lender rebuttal Reviewer Comment (2024-02-06): XXXXX Final CD reflects cure of $109.45 and overall cure required on file is $109.65 (Appraisal fee $25, Credit report fee $30, transfer tax $11.85 and 10% $42.80). Provide additional cure of $0.20 or provide evidence of any fee rounded off on LE. Buyer Comment (2024-02-05): Please see uploaded Lender rebuttal	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370949			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,171.85 exceeds tolerance of $1,160.00. Insufficient or no cure was provided to the borrower.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing. This exception will be cleared when the remaining tolerance issue has been resolved.
Reviewer Comment (2024-02-16): XXXXX received LOX for the Transfer taxes rounded off on LE and Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.

Buyer Comment (2024-02-15): Please see uploaded Lender rebuttal

Reviewer Comment (2024-02-06): XXXXX Final CD reflects cure of $109.45 and overall cure required on file is $109.65 (Appraisal fee $25, Credit report fee $30, transfer tax $11.85 and 10% $42.80). Provide additional cure of $0.20 or provide evidence of any fee rounded off on LE.

Buyer Comment (2024-02-05): Please see uploaded Lender rebuttal

																			02/16/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370951			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Require 1040 Transcripts (year XXXXX) for borrower XXXXX.				Reviewer Comment (2024-02-15): XXXXX W-2 Transcript received. Exception cleared Buyer Comment (2024-02-14): XXXXX Transcript	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370952			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $78.00 exceeds tolerance of $32.00 plus 10% or $35.20. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1		A		A		A		A		A		TN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370953			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1		A		A		A		A		A		TN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370954			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $69.00 exceeds tolerance of $39.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1		A		A		A		A		A		TN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49105787	30370955			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,171.85 exceeds tolerance of $1,160.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1		A		A		A		A		A		TN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49388256	30370957			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard coverage of $446,000.00 is insufficient to cover the the loan amount of $XXXXX however, is insufficient to cover the estimated cost new of $580,760.00. Please provide a letter from the Insurer stating the maximum insurable amount and/or a replacement costs estimator from the insurer.				Reviewer Comment (2024-02-08): Received email confirmation from insurer that Coverage is made to RCE. Exception Cleared Buyer Comment (2024-02-07): Per lender : confirmation Reviewer Comment (2024-02-02): Replacement cost up to policy limit is standard on all policies; however, this does not confirm insurer limit of liability extends above coverage We would need full policy jacket to see if the insurance company liability extends beyond the $446,000. Guaranteed coverage or insurer ERC or Insurer email confirmation that coverage was made to ERC. Buyer Comment (2024-02-01): HOI	02/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49388256	30370958			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Co borrower No primary housing expense. Missing rent free letter				Reviewer Comment (2024-02-05): 1003 provided. Cobwr lives with bwr. Buyer Comment (2024-02-01): 1003	02/05/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49145607	30370959			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		Secondary Valuation is required per guide				Reviewer Comment (2024-02-01): CDA provided. Buyer Comment (2024-02-01): CDA	02/01/2024			1	D	A	D	A	D	A	D	A	D	A		UT	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49145607	30370964			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement Disclosure was not signed and dated by borrower.				Reviewer Comment (2024-01-29): Documentation provided. Buyer Comment (2024-01-25): Please re-review. ABD is N/A to transaction - Per Lender: "XXXX is who has the Affiliation with XXXXX. Our affiliation is with XXXX. Since XXXX was not used in this transaction there is no affilation in the transaction."	01/29/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49145607	30370965			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation failure due to QM failure. This exception will be cleared once all QM specific exception have been cured/cleared.				Reviewer Comment (2024-02-26): Exception cleared based on non-affiliate attestation. Buyer Comment (2024-02-26): Attestation letter uploaded to re-review fees. Reviewer Comment (2024-02-19): Direction provided. Buyer Comment (2024-02-15): Please advise when the decision is made. Reviewer Comment (2024-02-15): Submitted to CHD. Buyer Comment (2024-02-13): Please re-review. ABD is N/A to transaction - Per Lender: "XXXX is who has the Affiliation with XXXXX. Our affiliation is with XXXX. Since XXXX was not used in this transaction there is no affiliation in the transaction."	02/26/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Second Home	Purchase	Lender to provide updated ATR/QM status	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49145607	30370966			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.06123% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $7,380.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $7,232.38 (an overage of $147.62 or .06123%).
Reviewer Comment (2024-02-26): Exception cleared based on non-affiliate attestation.

Buyer Comment (2024-02-26): Please see the attached Attestation from XXXXX for review

Reviewer Comment (2024-02-19): There is a notice in file that XXXXX and XXXXX are collectively referenced as the "XXXXX" and both are similar ownership, therefore, the owners of XXXXX be the same as XXXXX who would be considered 'affiliates' of XXXXX. If lender maintains, XXXXX is not an affiliate of XXXXX, we will require an attestation on company letterhead signed and dated by an authorized representative of the company attesting that XXXXX and XXXXX do not meet the definition of "affiliates" under 1026.32(b)(5) of Regulation Z and is not under control or common control as set forth in the XXXXX

Buyer Comment (2024-02-15): Please advise when the decision is made.

Reviewer Comment (2024-02-15): Submitted to CHD.

Buyer Comment (2024-02-13): Please re-review.  ABD is N/A to transaction - Per Lender: "XXXX is who has the Affiliation with XXXXX. Our affiliation is with XXXX. Since XXXX was not used in this transaction there is no affilation in the transaction."

Reviewer Comment (2024-02-06): Discounts points are only eligible for exclusion if the Undiscounted Starting Rate does not exceed the APOR by more than 2%.  With an Undiscounted Starting Rate of 8.625% and an APOR of 6.55%, the delta is over 2% and therefore discount points XXXXX not be excluded.  The reg supporting this exclusion is shown below.
Bona fide discount points (§ 1026.32(b)(1)(i)(E):
• Exclude up to 2 bona fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than 1 percentage point; or
• Exclude up to 1 bona fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than 2 percentage points.

Buyer Comment (2024-02-05): The lender excluded 0.75% or $1872 - this was stated in the Lender comment on 1/31, there is also a breakdown in file unclassified under the Trailing Docs. The provided rate sheet shows that the Par Rate (8.625) price was 2.875 and cost of 8.375 was 3.625:   3.625 - 2.875 = .75 cost to the borrower.   .25 discount / .75% cost = 33.3 basis points per 1 pt and undiscounted rate is less than 1% over APOR allowing the Lender to exclude the .75%

Reviewer Comment (2024-02-05): What if any bona fide discount was excluded.

Buyer Comment (2024-02-02): Par had a cost of 2.875 and the discounted rate cost was 3.625.   0.75 should be used to calculate the buydown ratio because that is the difference of the cost on the rate sheet, NOT 2.25 and NOT 1.50.

Buyer Comment (2024-02-02): The Lender provided the Rate Lock which shows cost of 8.375 is 3.625 and the cost of 8.625(par) was 2.875 meaning the borrower paid .75% for a discount of .25% this is 33.3 bps per 1 point and more than covers the 20 bps per  1 point required ratio.

As the lenders comment stated the LLPAs would have killed the deal with the cause to the borrower so they had to do concessions to get them to 2.25.

Either way the buydown on the Rate Lock D0222 is what really tells if 1% is excludable. Par of 8.625 would still have costed the borrower .75 less that 8.375, the discounted rate based on the Lender's comment in XXXXX.

Buyer Comment (2024-02-02): Reviewers last comment was incorrect.

Reviewer Comment (2024-02-02): Re-reviewed by internal compliance: The calculations using price of 0.75% below, does not result in any discount points being excludable.

Undiscounted Starting Rate - 8.625%
Note Rate - 8.375%
Total Loan Discount points on CD - 2.25%
Undiscounted Starting Rate Price - 0.75% (please confirm this is accurate)
8.625 - 8.375 = 0.25
2.25 - 0.75 = 1.50
0.25 / 1.50 = 0.1667

Deal Setting for bona fide ratio is 0.20%. So with undiscounted rate price of 0.75%, the bps of 0.1667% is less than the job setting of 0.20% and no discount points can be excluded.

Seller Comment (2024-02-02): The Lender provided the Rate Lock which shows cost of 8.375 is 3.625 and the cost of 8.625(par) was 2.875 meaning the borrower paid .75% for a discount of .25% this is 33.3 bps per 1 point and more than covers the 20 bps per  1 point required ratio.

As the lenders comment stated the LLPAs would have killed the deal with the cause to the borrower so they had to do concessions to get them to 2.25.

Either way the buydown on the Rate Lock D0222 is what really tells if 1% is excludable. Par of 8.625 would still have costed the borrower .75 less that 8.375, the discounted rate based on the Lender's comment in XXXXX

Reviewer Comment (2024-02-01): Difference in undiscounted rate and Note rate is .250. Testing is set for .20 reduction for each bona fide discount point paid.

Buyer Comment (2024-01-31): Pricing Snapshot   -  Per Lender: " Please see Pricing Snapshot. When we lock a loan, we print a snapshot of the pricing. Attached shows you both 8.375 and 8.625. Due to the nature of the LLPA's, there is no undiscounted rate. In the event that this is the case, in order to figure the bona fide discount we use the closest price to par. In this case that price is 8.625. Since 8.625 is .75 better than 8.375, the most bona fide discount can be is .75. In this case, the pricing seen in the attachment would have still put us over the points in fees. In order to make this loan compliant, we need to give the client concessions to bring down the discount to 2.25. (This is the amount we charged the client). In this case, the bona fide discount would still have been .75, since 8.625 would have still been .75 better in price"

Buyer Comment (2024-01-30): Lender provide evidence of undiscounted rate 8.625, but did not provide the cost of the undiscounted rate. This has been requested.

Reviewer Comment (2024-01-29): Rate lock does not cure.

Buyer Comment (2024-01-25): Rate lock details

																			02/26/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49145607	30370968			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-02-01): Appraisal provided. Buyer Comment (2024-01-31): Also, Delivery confirmations in file - see D0057 and D0155 Buyer Comment (2024-01-31): Original Appraisal	02/01/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49587310	30370969			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-02-08): Original appraisal provided. Buyer Comment (2024-02-07): Original Appraisal	02/08/2024			1	B	A	B	A	B	A	B	A	B	A		KY	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49587310	30370970			Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Loan Officer's XXXXX license was issued XX/XX/XX, after date of application and date of loan.				Reviewer Comment (2024-02-08): NMLS Email confirmation received Loan Originator has Temporary Authority to operate and Same has been Showing NMLS Portal in History section. Exception Cleared Buyer Comment (2024-02-07): NMLS email	02/08/2024			1	C	A	C	A	C	A	C	A	C	A		KY	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49215230	30370977			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $525.20 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.	Credit Report Fee was disclosed as $150.00 on LE and $525.20 in Final CD . File does not contain a valid COC for this fee nor evidence of cure. Provide invoice of the credit report increased amount. COC does not accurately reflect the increased amount.
Reviewer Comment (2024-02-12): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-02-09): LOE, PCCD, refund check and tracking

Reviewer Comment (2024-02-02): XXXXX Received LOX with invoice, but it does not give sufficient information on why the Credit report fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-02-01): LOX with credit report invoice

																				02/12/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49215230	30370978			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $999.00 exceeds tolerance of $995.00. Insufficient or no cure was provided to the borrower.	Processing Fee was disclosed as $995.00 on LE and $999.00 in Final CD . File does not contain a valid COC for this fee nor evidence of cure.				Reviewer Comment (2024-02-02): XXXXX Received PCCD, LOE, Refund Check and Proof of Mailing Buyer Comment (2024-02-01): LOE, PCCD, refund check and shipping label		02/02/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49215230	30370979			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Earlier receipt was not provided. XX/XX/XX not signed, 3-day rule tested.				Reviewer Comment (2024-02-02): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Buyer Comment (2024-02-01): Signed Initial CD	02/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49215230	30370983			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Files contains assets used for EMD and closing from business account XXXXX along with a letter from XXXXX stating Borrower has access to the account. File is missing evidence That XXXXX has unfettered access to the business account nor evidence of the ownership of that company.				Reviewer Comment (2024-01-23): Proof borrower has access to funds provided. Buyer Comment (2024-01-19): See attached	01/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49160592	30370987			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Buyer Comment (2024-02-12): Lender acknowledged non-material EV2 Reviewer Comment (2024-02-12): The appraisal was emailed to the borrower on XX/XX/XX. When using the 3 day mailbox rule the receipt date is XX/XX/XX, the day of closing. This is an EV2 and can be waived. Buyer Comment (2024-02-09): Appraisal email to borrower			02/12/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49160592	30370988			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan Designation is testing as Higher Priced QM (APOR). Loan XXXXX be re-designated to Higher Priced QM (APOR) upon request.				Reviewer Comment (2024-02-08): Client request to re-designate to HPQM Buyer Comment (2024-02-08): Please re-designate to HPQM.	02/08/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49160592	30370989			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client request to re-designate to HPQM. This is an informational EV2 due to re-designation. This XXXXX be waived.				Buyer Comment (2024-02-08): Loan accepted by XXXXX.			02/08/2024	2		A		B		B		B		A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49050365	30370995			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2024-02-14): Received Final Title Policy. Exception Cleared	02/14/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49050365	30370996			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-02-14): Received Final Title Policy. Exception Cleared Buyer Comment (2024-02-13): Title Policy	02/14/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49220925	30371003			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	Condo/PUD warranty documentation missing				Reviewer Comment (2024-02-16): Condo Project approval for Condo " XXXXX Received. Exception Cleared Buyer Comment (2024-02-16): condo docs	02/16/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49220925	30371004			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	REO 'XXXXX'. Missing evidence free and clear.				Reviewer Comment (2024-02-19): Evidence of Free and clear for 'XXXXX (Vacant lot) received. Exception Cleared Buyer Comment (2024-02-16): deed Reviewer Comment (2024-02-16): No document received Related to REO property "XXXXX". Require Evidence of Free and clear for REO "XXXXX" Exception Remains Buyer Comment (2024-02-15): Docs	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49220925	30371006			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,172.00 exceeds tolerance of $952.00 plus 10% or $1,047.20. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $124.80. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $124.80, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-02-19): Upon further review consumer within 10% tolerance requirements. Buyer Comment (2024-02-16): Lender LOX/rebuttal - fees marked as shopped for	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49169853	30371020			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-01-30): Original appraisal provided. Buyer Comment (2024-01-26): Original appraisal	01/30/2024			1	B	A	B	A	B	A	B	A	B	A		PA	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49189585	30371021			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan is testing as Higher Priced QM (APOR). Loan XXXXX be re-designated to Higher Priced QM (APOR).				Reviewer Comment (2024-02-08): Bid tape reflects Safe Harbor QM, client request to re-designate and re-test to Higher Priced QM (APOR) based on compliance documents . Buyer Comment (2024-02-07): XXXXX to purchase as HPQM Buyer Comment (2024-02-07): Please clear, D0177 compliance report shows that loan was always designated HPQM. XXXXX to purchase as HPQM. No further TILA status condition need apply.	02/08/2024			1	B	A	C	A	B	A	C	A	B	A		KS	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49189585	30371023			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	TRID Initial Loan Estimate Timing Electronically not provided within three (3) business days of application.				Reviewer Comment (2024-02-13): XXXXX received initial LE. Buyer Comment (2024-02-13): Initial LE uploaded, tracking already provided. Reviewer Comment (2024-02-09): XXXXX received disclosure tracking, however no LE dated XX/XX/XX. Buyer Comment (2024-02-08): Disclosure Tracking - Initial LE sent by Other	02/13/2024			1	C	A	C	A	C	A	C	A	C	A		KS	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49189585	30371024			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Seven Day Waiting Period	TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing.	Earlier receipts of TRID Loan Estimate Seven Day Waiting Period is not provided.				Reviewer Comment (2024-02-15): XXXXX received proof of earlier electronic receipt. Buyer Comment (2024-02-13): Initial LE, tracking already provided. Reviewer Comment (2024-02-12): XX/XX/XX LE is only LE in loan file. It was issued and received on XX/XX/XX, and closing was XX/XX/XX, or less than 7 days from disclosure. Buyer Comment (2024-02-08): Please see uploaded disclosure tracking	02/15/2024			1	C	A	C	A	C	A	C	A	C	A		KS	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49189585	30371028			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	EV2 based on client request to re-designate to Higher Priced QM (APOR).Informational only, client XXXXX waive.				Buyer Comment (2024-02-08): Loan submitted as HPQM			02/08/2024	2		A		B		B		B		A		KS	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49189585	30371029			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $126.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $126.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-02-19): XXXXX received email confirmation for adding fee to support VCC.

Buyer Comment (2024-02-16): LOX for COC with email regarding changes that occurred to eligibility/loan

Reviewer Comment (2024-02-15): XXXXX: The COC dated XX/XX/XX that was provided in the trailing images was also provided in the original loan package.,  but it does not give sufficient information on what impacts and why the Appraisal review fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-02-14): COC

																			02/19/2024			1		A		A		A		A		A		KS	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49353945	30371032			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $660.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided at closing. This exception will be cleared once all other "open" tolerance issues have been cleared.				Reviewer Comment (2024-02-08): Sufficient Cure Provided At Closing		02/08/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49304255	30371037			Credit	Guideline	Guideline Issue	Guideline	Ineligible property type.	___	The property is ineligible due to rural zoning.	The qualifying DTI on the loan is less than or equal to 35%.	15.35% vs 45%	SitusAMC,Aggregator	Reviewer Comment (2024-02-01): Investor request to downgrade with compensating factors. Buyer Comment (2024-02-01): XXXXX accepts rural properties, XXXXX has reviewed. Please downgrade the exception. Buyer Comment (2024-02-01): Please see attached.			02/01/2024	2	C	B	C	B	C	B	C	B	C	B		VT	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49168402	30371040			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-	Appraisal Transfer Letter from Note Mortgage missing in file				Reviewer Comment (2024-02-16): LOE provided. Buyer Comment (2024-02-14): Relationship letter.	02/16/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		B	A	A	A	A	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No